June 30, 2001

BERGER INSTITUTIONAL
PRODUCTS TRUST
SEMI-ANNUAL REPORT

[BERGER FUNDS LOGO]

BERGER IPT-GROWTH FUND
BERGER IPT-LARGE CAP GROWTH FUND
BERGER IPT-SMALL COMPANY GROWTH FUND
BERGER IPT-NEW GENERATION FUND
BERGER IPT-INTERNATIONAL FUND

This report reflects the financial position of each Fund at June 30, 2001 and the results of operations and changes in their net assets for the periods indicated.

                             Berger IPT Funds                                  3

                             Berger IPT Funds o June 30, 2001 Semi-Annual Report

Table of Contents
--------------------------------------------------------------------------------

BERGER IPT FUNDS

Berger IPT-Growth Fund ....................................................     4

Berger IPT-Large Cap Growth Fund ..........................................     8

Berger IPT-Small Company Growth Fund ......................................    12

Berger IPT-New Generation Fund ............................................    16

Berger IPT-International Fund .............................................    20

FINANCIAL STATEMENTS AND NOTES

Statements of Assets and Liabilities ......................................    25

Statements of Operations ..................................................    26

Statements of Changes in Net Assets .......................................    27

Notes to Financial Statements .............................................    30

FINANCIAL HIGHLIGHTS ......................................................    34

This material must be preceded or accompanied by a prospectus. Berger Distributors LLC - Member NASD (8/01)

4

Berger IPT Funds o June 30, 2001 Semi-Annual Report

Berger IPT-                   Ticker Symbol                                BGROX
Growth Fund                   PORTFOLIO MANAGER COMMENTARY         JAY W. TRACEY
--------------------------------------------------------------------------------

Market Conditions

After a painful first quarter--the fourth consecutive negative quarter for growth investors--the market rebounded slightly in the second quarter. Growth indices generally outperformed value indices, and small cap funds generally outperformed medium and large cap funds. These patterns are typical of past market recoveries and lead us to believe that the second quarter could mark the beginning of a recovery trend.

The precipitous slowdown in the economy, especially in the technology and communications sectors, continued to bring down the market during the first three months of this reporting period. But the general investing environment brightened somewhat in the last three months. Heavy selling pressure dissipated after early April, and the monetary environment improved because of a series of significant Federal Reserve interest rate cuts this year. At some point, we expect this to have a stimulative effect on the economy. So far, lower rates have positively impacted the consumer side of the economy, particularly housing. Manufacturing hasn't yet seen much impact from the lower rates, and capital spending remains especially weak. Although the corporate profits picture has continued to worsen, the economy is showing some signs of stabilizing. Manufacturing is still contracting, but at a slower rate, which leads us to believe we may be closer to a turning point.

Fund Performance

Although the Berger IPT-Growth Fund (the "Fund") turned in a gain for the second quarter, it was not enough to overcome the first quarter's negative return. The Fund was down 22.13%(1) for the six-month period ended June 30, 2001, compared with a 6.70% decline in its benchmark, the Standard & Poor's (S&P) 500 Index.(2)

In a nearly complete reversal of Fund performance in the first quarter, when most sectors, especially technology, suffered declines, most sectors made positive contributions during the second quarter, including technology, healthcare, consumer services and manufacturing. The exception was energy.

Energy was one of the Fund's few bright spots in the fourth quarter 2000 and first quarter 2001. We went into the second quarter overweighted in the sector. Oil services companies showed declines in the second quarter because of concerns over commodity pricing and the supply/demand picture for oil and gas. The sector also suffered from concerns about day rates and pricing. In response to this turn of events, we substantially reduced our exposure to energy companies throughout the second quarter. Specifically, we significantly trimmed Nabors Industries, Inc. and sold ENSCO International, Inc. The net effect of reducing these and other holdings is that our energy weighting has gone from significantly overweighted compared with the S&P 500 to a weighting in line with the index.

After a dismal first quarter, technology was a positive contributor to the Fund in the second quarter. Software companies in particular performed strongly, including VeriSign, Inc., Quest Software, Inc. and Siebel Systems, Inc., but only Quest turned in a gain for the six-month period. And despite its recent legal battles, Microsoft Corp., the Fund's second-largest technology holding, had an excellent six months. Although we substantially decreased the Fund's overall technology exposure between January 1 and June 30, we believe the technology companies we own have retained or extended their leadership positions in promising areas of technology and that their long-term growth prospects are still bright.

With the exception of restaurants, companies in the consumer services sector performed well both quarters. We were pleased with the six-month performance of AOL Time Warner, Inc. and satellite provider EchoStar Communications Corp., as well as with the second-quarter results of Spanish-language radio broadcaster Hispanic Broadcasting Corp. Restaurant-chain owner Brinker International Inc. disappointed, as did steakhouse Rare Hospitality International, which we sold.

Despite weak performance from the manufacturing sector, electrical manufacturer Tyco International Ltd. had a very good second quarter, though its six-month results were narrowly negative.

Outlook

On the basis of the average length of past economic downturns and a positive monetary environment, we believe we may be close enough to a recovery in the economy that the stock market can make gradual progress from here. We cannot forecast how soon or how fast the economy will recover, nor can we predict how robust the stock market's rebound will be. We think it is prudent to assume that the recovery will be more moderate, and it will take longer for the market averages, especially the Nasdaq, to reach new highs than it took following the down cycles of the 1990s. We will continue to focus on the individual merits of each stock. Our goal remains to be positioned in companies with strong fundamentals and long-term earnings potential.

Past performance is no guarantee of future results.

(1) Due to market volatility, the Fund's current performance may be lower than the figures shown. Investment return and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total return and total return measure change in the value of an investment in the Fund assuming the reinvestment of all dividends and capital gains. Average annual total return reflects annualized change, while total return reflects aggregate change. Portfolio holdings and composition are subject to change.

(2) The Standard & Poor's 500 Index is generally representative of the U.S. stock market. The Index is unmanaged, and investors cannot make investments in the Index. Source: Lipper

                             Berger IPT Funds                                  5

                             Berger IPT Funds o June 30, 2001 Semi-Annual Report

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Berger IPT-Growth Fund

Comparison of Change in Value of Berger IPT-Growth Fund vs. S&P 500 Index

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2001
One Year                                 (40.53)%
Five Year                                  6.13%
Life of Fund (5/1/96)                      5.47%

Berger IPT-Growth Fund            $13,167
S&P 500 Index                     $20,227

[GRAPH]

Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                   June 30, 2001
                                                                  --------------
Shares                                                                     Value
------                                                            --------------
Common Stock (95.42%)
Banks - Super Regional (0.54%)
         800     Northern Trust Corp.                             $       50,000
                                                                  --------------
Computer - Manufacturers (0.50%)
       6,720     Concurrent Computer Corp.*                               47,040
                                                                  --------------

Computer - Memory Devices (0.41%)
       2,820     Network Appliance, Inc.*                                 38,634
                                                                  --------------

Computer - Networking (1.19%)
       6,300     McDATA Corp. - Class A*                                 110,565
                                                                  --------------

Computer Software - Desktop (2.38%)
       3,040     Microsoft Corp.*                                        221,920
                                                                  --------------

Computer Software - Enterprise (3.06%)
       1,800     Micromuse, Inc.*                                         50,382
       1,900     Siebel Systems, Inc.*                                    89,110
       2,190     VERITAS Software Corp.*                                 145,700
                                                                  --------------
                                                                         285,192
                                                                  --------------

Computer Software - Security (1.36%)
       2,500     Check Point Software Technologies Ltd.*                 126,425
                                                                  --------------

                                                                   June 30, 2001
                                                                  --------------
Shares                                                                     Value
------                                                            --------------
Common Stock (95.42%) - continued
Diversified Operations (7.04%)
       4,460     AOL Time Warner, Inc.*                           $      236,380
       3,800     Pharmacia Corp.                                         174,610
       4,500     Tyco International Ltd.                                 245,250
                                                                  --------------
                                                                         656,240
                                                                  --------------

Electrical - Equipment (1.72%)
       3,290     General Electric Co.                                    160,387
                                                                  --------------

Electronics - Miscellaneous Products (2.46%)
       1,800     Celestica, Inc.*                                         92,700
       3,200     Gemstar-TV Guide
                 International, Inc.*                                    136,320
                                                                  --------------
                                                                         229,020
                                                                  --------------

Electronics - Scientific Instruments (0.46%)
       1,600     Applera Corp. - Applied Biosystems
                 Group                                                    42,800
                                                                  --------------

Electronics - Semiconductor Equipment (2.33%)
         420     Brooks Automation, Inc.*                                 19,362
       2,500     KLA-Tencor Corp.*                                       146,175
         900     Novellus Systems, Inc.*                                  51,111
                                                                  --------------
                                                                         216,648
                                                                  --------------

6

Berger IPT Funds o June 30, 2001 Semi-Annual Report

Berger IPT-
Growth Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                   June 30, 2001
                                                                  --------------
Shares                                                                     Value
------                                                            --------------
Common Stock (95.42%) - continued
Electronics - Semiconductor Manufacturing (2.63%)
       2,430     Analog Devices, Inc.*                            $      105,097
       2,100     Cree, Inc.*                                              54,904
       2,700     Texas Instruments, Inc.                                  85,050
                                                                  --------------
                                                                         245,051
                                                                  --------------

Fiber Optic Components (1.54%)
       1,700     CIENA Corp.*                                             64,600
       2,830     ONI Systems Corp.*                                       78,957
                                                                  --------------
                                                                         143,557
                                                                  --------------

Fiber Optic Networks (0.54%)
       5,810     Global Crossing Ltd.*                                    50,198
                                                                  --------------

Finance - Mortgage & Related Services (1.28%)
       1,700     Freddie Mac                                             119,000
                                                                  --------------

Financial Services - Miscellaneous (2.87%)
       2,300     Concord EFS, Inc.*                                      119,623
       1,300     Investors Financial Services
                 Corp.                                                    87,100
       1,030     Providian Financial Corp.                                60,976
                                                                  --------------
                                                                         267,699
                                                                  --------------

Insurance - Property/Casualty/Title (1.23%)
       1,330     American International Group,
                 Inc.                                                    114,380
                                                                  --------------

Internet - Network Security/Solutions (2.45%)
       3,800     VeriSign, Inc.*                                         228,038
                                                                  --------------

Internet - Software (1.57%)
       2,200     BEA Systems, Inc.*                                       67,562
       2,100     Quest Software,Inc.*                                     79,275
                                                                  --------------
                                                                         146,837
                                                                  --------------

Leisure - Hotels & Motels (1.06%)
       2,640     Starwood Hotels & Resorts
                 Worldwide, Inc.                                          98,419
                                                                  --------------
Media - Cable TV (6.98%)
       5,210     Charter Communications, Inc.*                           121,653
       2,650     Comcast Corp. - Special Class A*                        115,010
       1,770     Cox Communications, Inc. - Class A*                      78,411
       5,242     EchoStar Communications Corp. -
                 Class A*                                                169,945
       9,484     Liberty Media Corp.*                                    165,875
                                                                  --------------
                                                                         650,894
                                                                  --------------

Media - Radio/TV (4.04%)
       3,890     Clear Channel Communications, Inc.*                     243,910
       2,700     Hispanic Broadcasting Corp.*                             77,463
       1,070     Viacom, Inc. - Class B*                                  55,372
                                                                  --------------
                                                                         376,745
                                                                  --------------

                                                                   June 30, 2001
                                                                  --------------
Shares                                                                     Value
------                                                            --------------
Common Stock (95.42%) - continued
Medical - Biomedical/Genetics (9.54%)
       4,280     Amgen, Inc.*                                     $      259,710
       3,000     Celgene Corp.*                                           86,550
       6,040     Genentech, Inc.*                                        332,804
       3,700     Medarex, Inc.*                                           86,950
       2,600     Medimmune, Inc.*                                        122,720
                                                                  --------------
                                                                         888,734
                                                                  --------------

Medical - Ethical Drugs (5.83%)
       3,300     American Home Products Corp.                            192,852
       6,870     Pfizer, Inc.                                            275,143
       2,080     Schering-Plough Corp.                                    75,379
                                                                  --------------
                                                                         543,374
                                                                  --------------

Medical - Instruments (0.94%)
       1,900     Medtronic, Inc.                                          87,419
                                                                  --------------

Medical - Products (1.25%)
       3,236     Guidant Corp.*                                          116,496
                                                                  --------------

Oil & Gas - Drilling (3.35%)
       5,400     Diamond Offshore Drilling,
                 Inc.                                                    178,470
       3,600     Nabors Industries, Inc.*                                133,920
                                                                  --------------
                                                                         312,390
                                                                  --------------

Oil & Gas - Field Services (0.73%)
       6,300     Key Energy Services,Inc.*                                68,292
                                                                  --------------

Oil & Gas - Machinery & Equipment (3.45%)
       6,300     Grant Prideco, Inc.*                                    110,187
       4,400     Weatherford International,
                 Inc.*                                                   211,200
                                                                  --------------
                                                                         321,387
                                                                  --------------

Oil & Gas - Production/Pipeline (1.45%)
       2,900     Dynegy, Inc.                                            134,850
                                                                  --------------

Retail - Apparel/Shoe (3.49%)
       3,780     Abercrombie & Fitch Co.
                 - Class A*                                              168,210
       1,400     Anntaylor Stores Corp.*                                  50,120
         450     bebe stores, Inc.*                                       13,122
       1,080     Coach, Inc.*                                             41,094
       1,200     Talbots, Inc.                                            52,500
                                                                  --------------
                                                                         325,046
                                                                  --------------
Retail - Department Stores (0.98%)
       1,450     Kohls Corp.*                                             90,958
                                                                  --------------

Retail - Restaurants (1.84%)
       3,400     Brinker International, Inc.*                             87,890
       2,200     P.F. Chang's China Bistro,
                 Inc.*                                                    83,380
                                                                  --------------
                                                                         171,270
                                                                  --------------

                             Berger IPT Funds                                  7

                             Berger IPT Funds o June 30, 2001 Semi-Annual Report

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                   June 30, 2001
                                                                  --------------
Shares/Par Value                                                           Value
----------------                                                  --------------
Common Stock (95.42%) - continued
Retail/Wholesale - Building Products (1.29%)
       1,500     Home Depot,Inc.                                  $       69,825
         700     Lowe's Companies,Inc.                                    50,785
                                                                  --------------
                                                                         120,610
                                                                  --------------

Retail/Wholesale - Jewelry (1.04%)
       2,670     Tiffany & Co.                                            96,707
                                                                  --------------

Telecommunications - Equipment (2.17%)
       5,500     Nokia Corp. - Spon. ADR                                 121,220
       2,000     Scientific-Atlanta, Inc.                                 81,200
                                                                  --------------
                                                                         202,420
                                                                  --------------

Telecommunications - Services (2.96%)
       3,909     Qwest Communications
                 International, Inc.                                     124,579
       4,500     Time Warner Telecom, Inc. -
                 Class A*                                                150,840
                                                                  --------------
                                                                         275,419
                                                                  --------------

Textile - Apparel Manufacturing (1.81%)
       3,900     Jones Apparel Group,Inc.*                               168,480
                                                                  --------------

Utility - Electric Power (3.66%)
       4,000     Constellation Energy Group,
                 Inc.                                                    170,400
       3,100     PPL Corp.                                               170,500
                                                                  --------------
                                                                         340,900
                                                                  --------------
Total Common Stock
(Cost $9,371,839)                                                      8,890,441
                                                                  --------------

Repurchase Agreement (4.46%)
    $416,000     State Street Repurchase
                 Agreement, 3.88% dated June 29,
                 2001, to be repurchased at
                 $416,135 on July 2, 2001,
                 collateralized by FHLB Agency
                 Note, 5.46% - February 7, 2003
                 with a value of $424,657                                416,000
                                                                  --------------
Total Repurchase Agreement
(Cost $416,000)                                                          416,000
                                                                  --------------
Total Investments (Cost $9,787,839) (99.88%)                           9,306,441
Total Other Assets, Less Liabilities (0.12%)                              11,050
                                                                  --------------
Net Assets (100.00%)                                              $    9,317,491
                                                                  --------------

*Non-income producing security.
ADR - American Depositary Receipt.
FHLB - Federal Home Loan Bank.


See notes to financial statements.

8

Berger IPT Funds o June 30, 2001 Semi-Annual Report

                              Ticker Symbol                                BGINX
Berger IPT-Large Cap          PORTFOLIO MANAGER COMMENTARY      STEVEN L. FOSSEL
Growth Fund                                                        JAY W. TRACEY
--------------------------------------------------------------------------------

Market Conditions

After a painful first quarter--the fourth consecutive negative quarter for growth investors--the market rebounded slightly in the second quarter. Growth indices generally outperformed value indices, and small cap funds generally outperformed medium and large cap funds. These patterns are typical of past market recoveries and lead us to believe that the second quarter could mark the beginning of a recovery trend.

The precipitous slowdown in the economy, especially in the technology and communications sectors, continued to bring down the market during the first three months of this reporting period. But the general investing environment brightened somewhat in the last three months. Heavy selling pressure dissipated after early April, and the monetary environment improved because of a series of significant Federal Reserve interest rate cuts this year. At some point, we expect this to have a stimulative effect on the economy. So far, lower rates have positively impacted the consumer side of the economy, particularly housing. Manufacturing hasn't yet seen much impact from the lower rates, and capital spending remains especially weak. Although the corporate profits picture has continued to worsen, the economy is showing some signs of stabilizing. Manufacturing is still contracting, but at a slower rate, which leads us to believe we may be closer to a turning point.

Fund Performance

Although the Berger IPT-Large Cap Growth Fund (the "Fund") turned in a gain for the second quarter, it was not enough to overcome the first quarter's negative return. The Fund was down 16.01%(1) for the six-month period ended June 30, 2001, compared with a 6.70% decline in its benchmark, the Standard & Poor's (S&P) 500.(2)

Performance was widely disparate over the two quarters. The economic slowdown in the first quarter penalized technology stocks in particular, and highly valued economically sensitive stocks generally. Energy stocks, however, posted positive returns that quarter. The sectors reversed their positions second quarter: technology outperformed and energy underperformed.

Although we reduced our overall weighting this reporting period by eliminating some positions, e.g., Siebel Systems, Inc., JDS Uniphase Corp., and Sun Microsystems, Inc., technology continues to be the Fund's largest sector. Microsoft Corp., Oracle Corp., and VeriSign, Inc. are among the Fund's holdings that are leaders in their respective industry niche. VeriSign, for example, is the leading Internet security and infrastructure company. Although these three companies turned in strong second-quarter results, especially VeriSign, only Microsoft registered a gain for the six-month period. This reflects the strong decline suffered by technology stocks generally since April 2000.

After a positive first quarter, energy stocks were generally poor performers in the second. Oil services companies declined during the quarter because of concerns over commodity pricing and the supply/demand picture for oil and gas. The sector also suffered from concerns about day rates and pricing. While the outlook is still positive long term, it is murky in the short term. Therefore, we trimmed several positions, including Nabors Industries, Inc., previously one of the Fund's largest holdings, and sold Enron Corp. and ENSCO International, Inc. outright.

Consumer, manufacturing and finance industries picked up in the second quarter. General Electric Co. and Tyco International Ltd. outperformed manufacturing as a group. Strong, aggressive management teams and a diverse mix of business allowed both companies to show strong earnings growth despite a slowing economy.

On the consumer front, AOL Time Warner, Inc. and EchoStar Communications Corp. posted positive returns over the six months. In the finance sector, Citigroup, Inc. and Morgan Stanley Dean Witter & Co. had strong second-quarter gains, but only Citigroup had a positive return over the six months.

Though underweighted in communications stocks, the Fund's large position in Qwest Communications International, Inc. hurt performance. We believe Qwest has solid fundamentals and is temporarily suffering from its association with smaller, unprofitable companies with less clear outlooks.

Outlook

On the basis of the average length of past economic downturns and a positive monetary environment, we believe we may be close enough to a recovery in the economy that the stock market can make gradual progress from here. We cannot forecast how soon or how fast the economy will recover, nor can we predict how robust the stock market's rebound will be. We think it is prudent to assume that the recovery will be more moderate, and it will take longer for the market averages, especially the Nasdaq, to reach new highs than it took following the down cycles of the 1990s. We will continue to focus on the individual merits of each stock. Our goal remains to be positioned in companies with strong fundamentals and long-term earnings potential.

Past performance is no guarantee of future results.

(1) Due to market volatility, the Fund's current performance may be lower than the figures shown. Investment return and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total return and total return measure change in the value of an investment in the Fund assuming the reinvestment of all dividends and capital gains. Average annual total return reflects annualized change, while total return reflects aggregate change. Portfolio holdings and composition are subject to change.

(2) The Standard & Poor's 500 Index is generally representative of the U.S. stock market. The Index is unmanaged, and investors cannot make investments in the Index. Source: Lipper

                             Berger IPT Funds                                  9

                             Berger IPT Funds o June 30, 2001 Semi-Annual Report

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Berger IPT-Large Cap Growth Fund

Comparison of Change in Value of Berger IPT-Large Cap Growth Fund vs. S&P 500 Index

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2001
One Year                                 (29.64)%
Five Year                                 15.68%
Life of Fund (5/1/96)                     15.17%

Berger IPT-Large Cap Growth Fund        $20,756
S&P 500 Index                           $20,227

[GRAPH]

Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                   June 30, 2001
                                                                   -------------
Shares                                                                     Value
------                                                             -------------
Common Stock (83.26%)
Banks - Money Center (3.47%)
       9,530     Bank of New York Co., Inc.                        $     457,440
      19,673     Citigroup, Inc.                                       1,039,521
                                                                   -------------
                                                                       1,496,961
                                                                   -------------
Banks - Super Regional (2.57%)
      11,525     Fifth Third Bancorp.                                    692,076
       6,710     Northern Trust Corp.                                    419,375
                                                                   -------------
                                                                       1,111,451
                                                                   -------------

Commercial Services - Advertising (1.26%)
       6,350     Omnicom Group, Inc.                                     546,100
                                                                   -------------

Computer - Manufacturers (0.99%)
       3,790     International Business Machines Corp.                   428,270
                                                                   -------------

Computer - Memory Devices (0.96%)
      14,300     EMC Corp.*                                              415,415
                                                                   -------------

Computer - Networking (0.86%)
      20,318     Cisco Systems, Inc.*                                    369,787
                                                                   -------------

                                                                   June 30, 2001
                                                                   -------------
Shares                                                                     Value
------                                                             -------------
Common Stock (83.26%) - continued
Computer - Services (1.68%)
      11,590     Electronic Data Systems Corp.                     $     724,375
                                                                   -------------

Computer Software - Desktop (3.32%)
      19,660     Microsoft Corp.*                                      1,435,180
                                                                   -------------

Computer Software - Enterprise (1.26%)
      28,610     Oracle Corp.*                                           543,590
                                                                   -------------

Computer Software - Security (1.56%)
      13,300     Check Point Software Technologies Ltd.*                 672,581
                                                                   -------------

Diversified Operations (7.79%)
      20,080     AOL Time Warner, Inc.*                                1,064,240
      21,080     Pharmacia Corp.                                         968,626
      24,450     Tyco International Ltd.                               1,332,525
                                                                   -------------
                                                                       3,365,391
                                                                   -------------

Electrical - Equipment (3.54%)
      31,320     General Electric Co.                                  1,526,850
                                                                   -------------

10

Berger IPT Funds o June 30, 2001 Semi-Annual Report

Berger IPT-Large Cap
Growth Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                   June 30, 2001
                                                                   -------------
Shares                                                                     Value
------                                                             -------------
Common Stock (83.26%) - continued
Electronics - Miscellaneous Products (0.84%)
       7,030     Celestica,Inc.*                                   $     362,045
                                                                   -------------

Electronics - Semiconductor Equipment (2.45%)
      39,320     Agere Systems,Inc. - Class A*                           287,036
      13,230     KLA-Tencor Corp.*                                       773,558
                                                                   -------------
                                                                       1,060,594
                                                                   -------------

Electronics - Semiconductor Manufacturing (2.04%)
       9,770     Analog Devices,Inc.*                                    422,552
      14,520     Texas Instruments, Inc.                                 457,380
                                                                   -------------
                                                                         879,932
                                                                   -------------

Fiber Optic Components (0.77%)
       8,700     CIENA Corp.*                                            330,600
                                                                   -------------

Finance - Investment Brokers (1.74%)
      11,710     Morgan Stanley Dean Witter & Co.                        752,133
                                                                   -------------

Finance - Mortgage & Related Services (1.73%)
      10,680     Freddie Mac                                             747,600
                                                                   -------------

Financial Services - Miscellaneous (1.31%)
      10,900     Concord EFS, Inc.*                                      566,909
                                                                   -------------

Insurance - Property/Casualty/Title (1.57%)
       7,870     American International Group, Inc.                      676,820
                                                                   -------------

Internet - Network Security/Solutions (2.57%)
      18,520     VeriSign, Inc.*                                       1,111,385
                                                                   -------------

Media - Cable TV (4.13%)
      20,293     Charter Communications, Inc.*                           473,841
      14,350     Comcast Corp. - Special Class A*                        622,790
      39,170     Liberty Media Corp.*                                    685,083
                                                                   -------------
                                                                       1,781,714
                                                                   -------------

Media - Radio/TV (1.81%)
       8,290     Clear Channel Communications, Inc.*                     519,783
       5,050     Viacom, Inc. - Class B*                                 261,337
                                                                   -------------
                                                                         781,120
                                                                   -------------

Medical - Biomedical/Genetics (5.46%)
      13,480     Amgen, Inc.*                                            817,966
      20,430     Genentech, Inc.*                                      1,125,693
      16,610     Serono SA - ADR*                                        414,419
                                                                   -------------
                                                                       2,358,078
                                                                   -------------

Medical - Ethical Drugs (5.93%)
      17,890     American Home Products Corp.                          1,045,500
      29,100     Pfizer,Inc.                                           1,165,455
       9,700     Schering-Plough Corp.                                   351,528
                                                                   -------------
                                                                       2,562,483
                                                                   -------------

                                                                   June 30, 2001
                                                                   -------------
Shares/Par Value                                                           Value
----------------                                                   -------------
Common Stock (83.26%) - continued
Medical - Instruments (0.96%)
       9,040     Medtronic,Inc.                                    $     415,930
                                                                   -------------

Medical - Products (1.29%)
      15,450     Guidant Corp.*                                          556,200
                                                                   -------------

Oil & Gas - Drilling (3.65%)
      11,700     Diamond Offshore Drilling, Inc.                         386,685
      17,390     Nabors Industries, Inc.*                                646,908
      13,110     Transocean Sedco Forex, Inc.                            540,787
                                                                   -------------
                                                                       1,574,380
                                                                   -------------

Oil & Gas - International Integrated (1.42%)
       8,720     TotalFinaElf SA - Spon. ADR                             612,144
                                                                   -------------

Oil & Gas - Machinery & Equipment (3.03%)
      24,950     Baker Hughes, Inc.                                      835,825
       9,800     Weatherford International,Inc.*                         470,400
                                                                   -------------
                                                                       1,306,225
                                                                   -------------

Oil & Gas - Production/Pipeline (2.48%)
      12,860     Dynegy,Inc.                                             597,990
      14,300     The Williams Cos., Inc.                                 471,185
                                                                   -------------
                                                                       1,069,175
                                                                   -------------

Oil & Gas - U.S. Exploration & Production (1.30%)
      10,360     Anadarko Petroleum Corp.                                559,750
                                                                   -------------

Retail - Department Stores (0.92%)
       6,300     Kohls Corp.*                                            395,199
                                                                   -------------

Retail - Major Discount Chains (0.81%)
      10,170     Target Corp.                                            351,882
                                                                   -------------

Retail/Wholesale - Building Products (0.69%)
       4,080     Lowe's Companies,Inc.                                   296,004
                                                                   -------------

Telecommunications - Equipment (1.83%)
      18,334     Nokia Corp. - Spon. ADR                                 404,081
       9,490     Scientific-Atlanta, Inc.                                385,294
                                                                   -------------
                                                                         789,375
                                                                   -------------

Utility - Electric Power (3.27%)
      17,220     Constellation Energy Group, Inc.                        733,572
      12,370     PPL Corp.                                               680,350
                                                                   -------------
                                                                       1,413,922
                                                                   -------------
Total Common Stock
(Cost $34,450,368)                                                    35,947,550
                                                                   -------------

Corporate Debt - Convertible (5.73%)
Computer Software - Enterprise (2.84%)
    $278,000     Siebel Systems, Inc.
                 5.50%, 9/15/2006                                        601,175
     314,000     VERITAS Software Corp.
                 1.86%, 8/13/2006                                        626,037
                                                                   -------------
                                                                       1,227,212
                                                                   -------------

                             Berger IPT Funds                                 11

                             Berger IPT Funds o June 30, 2001 Semi-Annual Report

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                   June 30, 2001
                                                                   -------------
Shares/Par Value                                                           Value
----------------                                                   -------------
Corporate Debt - Convertible (5.73%) - continued
Media - Cable TV (2.43%)
  $1,182,000     EchoStar Communications Corp. -
                 Class A
                 4.88%, 1/1/2007                                   $   1,050,502
                                                                   -------------

Telecommunications - Services (0.46%)
     757,000     Level Three Communications, Inc.
                 6.00%, 9/15/2009                                        197,766
                                                                   -------------
Total Corporate Debt - Convertible
(Cost $2,810,562)                                                      2,475,480
                                                                   -------------

Preferred Stock - Convertible (2.58%)
Telecommunications - Services (2.58%)
      21,240     Qwest Trends Trust -144A, 5.75%                       1,112,445
                                                                   -------------
Total Preferred Stock - Convertible
(Cost $1,355,183)                                                      1,112,445
                                                                   -------------

U.S. Government Agency Obligations (5.09%)
  $2,200,000     FHLMA Discount Note -
                 3.94%, 7/2/2001                                       2,199,759
                                                                   -------------
Total U.S. Government Agency Obligations
(Cost $2,199,759)                                                      2,199,759
                                                                   -------------

Repurchase Agreement (4.41%)
  $1,906,000     State Street Repurchase Agreement,
                 3.88% dated June 29, 2001, to be
                 repurchased at $1,906,616 on
                 July 2, 2001, collateralized by
                 FHLMC Agency Note, 0.00% -
                 August 17, 2001 with a value of
                 $1,945,225                                            1,906,000
                                                                   -------------
Total Repurchase Agreement
(Cost $1,906,000)                                                      1,906,000
                                                                   -------------
Total Investments (Cost $42,721,872) (101.07%)                        43,641,234
Total Other Assets, Less Liabilities (-1.07%)                           (461,306)
                                                                   -------------
Net Assets (100.00%)                                               $  43,179,928
                                                                   -------------

*Non-income producing security.
ADR - American Depositary Receipt.
FHLMA - Federal Home Loan Mortgage Association.
FHLMC - Federal Home Loan Mortgage Corp.
144A - Resale is restricted to qualified institutional buyers.

See notes to financial statements.

12

Berger IPT Funds o June 30, 2001 Semi-Annual Report

Berger IPT-
Small Company                 Ticker Symbol                                BSCOX
Growth Fund                   PORTFOLIO MANAGER COMMENTARY       PAUL A. LAROCCO
--------------------------------------------------------------------------------

Market Conditions

After a painful first quarter--the fourth consecutive negative quarter for growth investors--the market rebounded slightly in the second quarter. Growth indices generally outperformed value indices, and small cap funds generally outperformed medium and large cap funds. These patterns are typical of past market recoveries and lead us to believe that the second quarter could mark the beginning of a recovery trend.

The precipitous slowdown in the economy, especially in the technology and communications sectors, continued to bring down the market during the first three months of this reporting period. But the general investing environment brightened somewhat in the last three months. Heavy selling pressure dissipated after early April, and the monetary environment improved because of a series of significant Federal Reserve interest rate cuts this year. At some point, we expect this to have a stimulative effect on the economy. So far, lower rates have positively impacted the consumer side of the economy, particularly housing. Manufacturing hasn't yet seen much impact from the lower rates, and capital spending remains especially weak. Although the corporate profits picture has continued to worsen, the economy is showing some signs of stabilizing. Manufacturing is still contracting, but at a slower rate, which leads us to believe we may be closer to a turning point.

Fund Performance

Although the Berger IPT-Small Company Growth Fund (the "Fund") finished the second quarter with a strong gain, it was not enough to overcome the first quarter's negative return. The Fund was down 15.87%(1) for the six-month period ended June 30, 2001, compared with a 6.94% increase in its benchmark, the Russell 2000 Index.(2)

Technology, the Fund's worst-performing sector in the first quarter, was a positive contributor to performance in the second quarter. The fundamentals of some software companies have remained relatively healthy. Quest Software, Inc., a maker of database management software, showed strong gains in both quarters. Portal Software, Inc., however, missed estimates because of a slowdown in new contracts and was sold. Semiconductor and semiconductor equipment companies rebounded in the second quarter on anticipation of an economic recovery. Cree, Inc., a leader in light-emitting diode (LED) displays, performed well in the second quarter, but its six-month return was in negative territory. Advanced Energy Industries, Inc., a company with strong fundamentals that was a casualty of the tech sector's fallout, had a strong bounce as investors recognized that it was undervalued. Storage was the most disappointing area within technology. Server appliance manufacturer Tricord Systems, Inc. in particular suffered from new product delays.

The Fund's primary healthcare focus continues to be biotechnology. Biotechnology stocks, including Invitrogen Corp. and MiniMed, Inc., performed poorly in the first quarter and strongly in the second quarter. Invitrogen manufactures supplies used in drug development. MiniMed, acquired by Medtronic, Inc., was sold.

Energy dampened the Fund's performance. We continue to believe in the long-term prospects for natural gas but were disappointed by some companies' performance. For example, Pride International, Inc. performed well until announcing an acquisition that changed its business profile and diminished our assessment of its longer-term potential.

In telecommunications, we added new positions in wireless services, including AirGate PCS, Inc., an affiliate of Sprint PCS. The services industry is highly competitive, however, and these stocks dragged down performance. We expect the market to begin differentiating between companies that have solid fundamentals and those that do not. For example, Allegiance Telecom, Inc. posted strong results and is well capitalized, but we believe the stock price does not reflect its better competitive position versus other carriers.

In specialty retail, our confidence in and patience with companies with strong concepts but weak near-term fundamentals paid off: After a disappointing first quarter, organic foods retailer Whole Foods Market, Inc. posted strong numbers in the second quarter. Pacific Sunwear of California, Inc., however, suffered from merchandising issues and increased competition. We added Coach, Inc. to the portfolio in the second quarter. The accessory manufacturer's commitment to increasing retail distribution and expanding product lines shows very strong prospects.

Outlook

On the basis of the average length of past economic downturns and a positive monetary environment, we believe we may be close enough to a recovery in the economy that the stock market can make gradual progress from here. We cannot forecast how soon or how fast the economy will recover, nor can we predict how robust the stock market's rebound will be. We think it is prudent to assume that the recovery will be more moderate, and it will take longer for the market averages, especially the Nasdaq, to reach new highs than it took following the down cycles of the 1990s. We will continue to focus on the individual merits of each stock. Our goal remains to be positioned in companies with strong fundamentals and long-term earnings potential.

Past performance is no guarantee of future results.

(1) The Fund's recent performance has sustained significant gains and losses due to market volatility in the technology sector. Due to market volatility, current performance may be lower than the figures shown. Investment return and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total return and total return measure change in the value of an investment in the Fund assuming the reinvestment of all dividends and capital gains. Average annual total return reflects annualized change, while total return reflects aggregate change. Investments in small companies may involve greater risks, including price volatility, and rewards than investments in larger companies. Portfolio holdings and composition are subject to change.

(2) The Russell 2000 Index is an unmanaged index, with dividends reinvested, that consists of the common stocks of 2,000 U.S. companies. It is a generally recognized indicator used to measure overall performance of small-company stocks. One cannot invest directly in an index.

                             Berger IPT Funds                                 13

                             Berger IPT Funds o June 30, 2001 Semi-Annual Report

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Berger IPT-Small Company Growth Fund

Comparison of Change in Value of Berger IPT-Small Company Growth Fund vs. Russell 2000 Index

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2001
One Year                                 (33.92)%
Five Year                                 11.92%
Life of Fund (5/1/96)                     12.63%

Berger IPT-Small Company Growth Fund            $18,491
Russell 2000 Index                              $15,781

[GRAPH]

Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                   June 30, 2001
                                                                   -------------
Shares                                                                     Value
------                                                             -------------
Common Stock (99.15%)
Building - Construction Products/Miscellaneous (1.11%)
      21,670     Insituform Technologies,Inc. -
                 Class A*                                          $     790,955
                                                                   -------------

Commercial - Leasing Companies (0.84%)
      23,180     United Rentals, Inc.*                                   601,521
                                                                   -------------

Commercial Services - Miscellaneous (4.04%)
      68,610     The Corporate Executive Board Co.*                    2,881,620
                                                                   -------------

Computer - Integrated System (0.41%)
       6,940     Cerner Corp.*                                           291,480
                                                                   -------------

Computer - Manufacturers (0.46%)
      46,560     Concurrent Computer Corp.*                              325,920
                                                                   -------------

Computer - Networking (1.31%)
      46,780     McDATA Corp. - Class A*                                 821,010
      40,970     Tricord Systems, Inc.*                                  111,028
                                                                   -------------
                                                                         932,038
                                                                   -------------

                                                                   June 30, 2001
                                                                   -------------
Shares                                                                     Value
------                                                             -------------
Common Stock (99.15%) - continued
Computer - Optical Recognition (1.21%)
      22,720     Optimal Robotics Corp.*                           $     863,360
                                                                   -------------

Computer - Peripheral Equipment (0.68%)
      15,150     NYFIX,Inc.*                                             484,042
                                                                   -------------

Computer - Services (1.33%)
      23,310     Photon Dynamics,Inc.*                                   629,370
      18,960     StorageNetworks, Inc.*                                  322,130
                                                                   -------------
                                                                         951,500
                                                                   -------------

Computer Software - Educational/Entertainment (0.46%)
       5,510     THQ, Inc.*                                              328,561
                                                                   -------------

Computer Software - Enterprise (6.05%)
      21,790     Aspen Technology, Inc.*                                 527,318
      31,920     Manugistics Group, Inc.*                                801,192
      28,520     Nuance Communications, Inc.*                            513,930
      24,910     SeaChange International, Inc.*                          449,127
      25,280     SmartForce PLC - Spon. ADR*                             890,614
      21,200     SpeechWorks International, Inc.*                        332,840
      23,630     Ulticom, Inc.*                                          798,694
                                                                   -------------
                                                                       4,313,715
                                                                   -------------

14

Berger IPT Funds o June 30, 2001 Semi-Annual Report

Berger IPT-
Small Company
Growth Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                   June 30, 2001
                                                                   -------------
Shares                                                                     Value
------                                                             -------------
Common Stock (99.15%) - continued
Computer Software - Finance (1.47%)
      16,490     Advent Software,Inc.*                             $   1,047,115
                                                                   -------------

Computer Software - Security (0.50%)
       7,420     Internet Security Systems, Inc.*                        360,315
                                                                   -------------

Electrical - Equipment (1.51%)
      11,050     AstroPower, Inc.*                                       576,147
      22,670     Capstone Turbine Corp.*                                 500,780
                                                                   -------------
                                                                       1,076,927
                                                                   -------------

Electronics - Laser Systems/Components (0.61%)
      17,270     Cymer, Inc.*                                            436,758
                                                                   -------------

Electronics - Miscellaneous Products (1.84%)
      33,280     Aeroflex, Inc.*                                         349,440
       6,320     Pemstar, Inc.*                                           92,777
      48,230     Universal Electronics, Inc.*                            868,140
                                                                   -------------
                                                                       1,310,357
                                                                   -------------

Electronics - Semiconductor Equipment (5.92%)
      14,250     Advanced Energy Industries, Inc.*                       588,097
      11,810     AXT, Inc.*                                              315,327
      17,070     Brooks Automation, Inc.*                                788,634
      17,560     FEI Co.*                                                719,960
      13,970     Lattice Semiconductor Corp.*                            340,868
      19,410     MKS Instruments, Inc.*                                  559,008
      12,270     Rudolph Technologies, Inc.*                             576,690
       7,980     Varian Semiconductor Equipment
                 Associates, Inc.*                                       335,160
                                                                   -------------
                                                                       4,223,744
                                                                   -------------

Electronics - Semiconductor Manufacturing (5.47%)
      33,730     Alpha Industries, Inc.*                                 996,721
      12,430     Centillium Communications, Inc.*                        307,518
       1,250     Cirrus Logic, Inc.*                                      31,562
      31,910     Cree, Inc.*                                             834,286
       7,780     Elantec Semiconductor, Inc.*                            262,886
      31,640     Intersil Holding Corp.*                               1,151,696
       9,100     Monolithic System Technology, Inc.*                     100,555
      20,330     OAK Technology, Inc.*                                   215,294
                                                                   -------------
                                                                       3,900,518
                                                                   -------------

Energy - Other (1.13%)
      27,160     Active Power,Inc.*                                      453,028
      15,280     FuelCell Energy,Inc.*                                   352,815
                                                                   -------------
                                                                         805,843
                                                                   -------------

Fiber Optic Components (1.21%)
      30,850     ONI Systems Corp.*                                      860,715
                                                                   -------------

Finance - Consumer/Commercial Loans (1.43%)
      19,660     Americredit Corp.*                                    1,021,337
                                                                   -------------

                                                                   June 30, 2001
                                                                   -------------
Shares                                                                     Value
------                                                             -------------
Common Stock (99.15%) - continued
Finance - Investment Management (1.15%)
      13,330     Affiliated Managers Group, Inc.*                  $     819,795
                                                                   -------------

Financial Services - Miscellaneous (3.19%)
      54,150     eFunds Corp.*                                         1,007,190
      18,940     Investors Financial Service Corp.                     1,268,980
                                                                   -------------
                                                                       2,276,170
                                                                   -------------

Internet - E*Commerce (1.67%)
      18,250     Getty Images, Inc.*                                     479,245
      64,430     NextCard, Inc.*                                         711,951
                                                                   -------------
                                                                       1,191,196
                                                                   -------------

Internet - Network Security/Solutions (3.18%)
      23,570     Ixia*                                                   447,830
       6,120     Netegrity, Inc.*                                        183,600
      27,820     PEC Solutions, Inc.*                                    614,822
      40,660     SonicWall, Inc.*                                      1,025,038
                                                                   -------------
                                                                       2,271,290
                                                                   -------------

Internet - Software (4.85%)
      29,780     Interwoven, Inc.*                                       503,282
      37,100     Quest Software, Inc.*                                 1,400,525
      26,800     Retek, Inc.*                                          1,284,792
      42,210     Support.com, Inc.*                                      272,254
                                                                   -------------
                                                                       3,460,853
                                                                   -------------

Media - Cable TV (1.30%)
      19,630     Insight Communications Co., Inc.*                       490,750
      24,880     Mediacom Communications Corp.*                          439,380
                                                                   -------------
                                                                         930,130
                                                                   -------------

Media - Radio/TV (1.55%)
      16,770     Hispanic Broadcasting Corp.*                            481,131
      28,480     Radio One, Inc. - Class D*                              627,984
                                                                   -------------
                                                                       1,109,115
                                                                   -------------

Medical - Biomedical/Genetics (12.41%)
      18,780     Arena Pharmaceuticals, Inc.*                            572,602
      52,700     Celgene Corp.*                                        1,520,395
      12,720     Cephalon, Inc.*                                         896,760
      16,850     COR Therapeutics, Inc.*                                 513,925
      26,190     Diversa Corp.*                                          532,704
      17,650     ICOS Corp.*                                           1,129,600
      11,250     IDEC Pharmaceuticals Corp.*                             761,512
       8,730     InterMune, Inc.*                                        310,962
      17,460     Invitrogen Corp.*                                     1,253,628
       9,100     Medimmune, Inc.*                                        429,520
      27,030     Regeneron Pharmaceuticals, Inc.*                        936,589
                                                                   -------------
                                                                       8,858,197
                                                                   -------------

Medical - Ethical Drugs (1.78%)
      20,160     First Horizon Pharmaceutical Corp.*                     647,136
      18,280     Pharmacyclics, Inc.*                                    619,692
                                                                   -------------
                                                                       1,266,828
                                                                   -------------

                             Berger IPT Funds                                 15

                             Berger IPT Funds o June 30, 2001 Semi-Annual Report

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                   June 30, 2001
                                                                   -------------
Shares                                                                     Value
------                                                             -------------
Common Stock (99.15%) - continued
Medical - Instruments (3.36%)
         930     American Medical Systems
                 Holdings,Inc.*                                    $      14,275
      12,500     ESC Medical Systems,Inc.*                               360,625
      30,560     IDEXX Laboratories, Inc.*                               955,000
      33,900     Ventana Medical Systems, Inc.*                        1,067,850
                                                                   -------------
                                                                       2,397,750
                                                                   -------------

Medical/Dental/Services (0.86%)
      16,587     Accredo Health, Inc.*                                   616,870
                                                                   -------------

Medical/Dental - Supplies (0.37%)
      33,440     Align Technologies, Inc.*                               262,169
                                                                   -------------

Medical - Wholesale Drugs/Sundries (0.55%)
         13,820   Priority Healthcare Corp. -
                  Class B*                                               390,829
                                                                   -------------

Metal Products & Fabrication (1.16%)
      33,100     Maverick Tube Corp.*                                    561,045
       6,710     The Shaw Group, Inc.*                                   269,071
                                                                   -------------
                                                                         830,116
                                                                   -------------

Oil & Gas - Drilling (1.40%)
      12,860     Precision Drilling Corp.*                               401,746
      31,640     Pride International, Inc.*                              601,160
                                                                   -------------
                                                                       1,002,906
                                                                   -------------

Oil & Gas - Field Services (4.39%)
      69,940     Global Industries Ltd.*                                 872,151
      84,320     Key Energy Services, Inc.*                              914,028
      58,240     Stolt Offshore SA - ADR*                                713,440
      22,870     Veritas DGC, Inc.*                                      634,642
                                                                   -------------
                                                                       3,134,261
                                                                   -------------

Oil & Gas - Machinery & Equipment (0.81%)
      21,570     National-Oilwell, Inc.*                                 578,076
                                                                   -------------

Oil & Gas - U.S. Exploration & Production (0.30%)
      13,560     Unit Corp.*                                             214,926
                                                                   -------------

Retail - Apparel/Shoe (5.75%)
      19,895     American Eagle Outfitters, Inc.*                        701,099
      32,120     bebe stores, Inc.*                                      936,619
      21,120     Coach, Inc.*                                            803,616
      28,320     Galyan's Trading Co.*                                   577,728
      26,810     Pacific Sunwear of California, Inc.*                    601,348
      20,610     Vans, Inc.*                                             484,335
                                                                   -------------
                                                                       4,104,745
                                                                   -------------

Retail - Mail Order & Direct (0.51%)
       9,320     Williams-Sonoma, Inc.*                                  361,802
                                                                   -------------

Retail - Restaurants (1.24%)
       4,280     Krispy Kreme Doughnuts, Inc.*                           171,200
      18,890     P.F. Chang's China Bistro, Inc.*                        715,931
                                                                   -------------
                                                                         887,131
                                                                   -------------

                                                                   June 30, 2001
                                                                   -------------
Par Value                                                                  Value
---------                                                          -------------
Common Stock (99.15%) - continued
Retail - Super/Mini Markets (1.41%)
      37,160     Whole Foods Market, Inc.*                         $   1,007,036
                                                                   -------------

Telecommunications - Cellular (2.09%)
      14,520     AirGate PCS, Inc.*                                      755,040
      45,290     Alamosa Holdings, Inc.*                                 738,227
                                                                   -------------
                                                                       1,493,267
                                                                   -------------

Telecommunications - Equipment (2.94%)
      36,150     Sonus Networks, Inc.*                                   844,464
      53,640     Tollgrade Communications, Inc.*                       1,249,812
                                                                   -------------
                                                                       2,094,276
                                                                   -------------

Telecommunications - Services (1.14%)
      54,240     Allegiance Telecom, Inc.*                               813,058
                                                                   -------------

Transportation - Airlines (0.80%)
      19,040     Atlantic Coast Airlines Holdings, Inc.*                 571,009
                                                                   -------------
Total Common Stock
(Cost $61,271,273)                                                    70,752,142
                                                                   -------------

Preferred Stock - Convertible (0.22%)
Telecommunications - Equipment (0.22%)
      39,167     Cidera, Inc. - Series D*@X                              156,668
                                                                   -------------
Total Preferred Stock - Convertible
(Cost $342,691)                                                          156,668
                                                                   -------------

Repurchase Agreement (2.27%)
  $1,618,000     State Street Repurchase Agreement,
                 3.88% dated June 29, 2001, to be
                 repurchased at $1,618,523 on
                 July 2, 2001, collateralized by
                 FNMA Agency Note, 6.25% -
                 November 20, 2001 with a value
                 of $1,650,545                                         1,618,000
                                                                   -------------
Total Repurchase Agreement
(Cost $1,618,000)                                                      1,618,000
                                                                   -------------
Total Investments (Cost $63,231,964) (101.64%)                        72,526,810
Total Other Assets, Less Liabilities (-1.64%)                         (1,171,873)
                                                                   -------------
Net Assets (100.00%)                                               $  71,354,937
                                                                   -------------

*Non-income producing security.
ADR - American Depositary Receipt.
FNMA - Federal National Mortgage Association.
PLC - Public Limited Company.
@ - Security valued at fair value determined in good faith pursuant to procedures established by and under the supervision of the Fund's trustees.

X  Schedule of Restricted Securities and/or Illiquid Securities

                                                                      Fair Value
                          Date                           Fair           as a %
                        Acquired          Cost           Value       of Net Assets
                        --------          ----           -----       -------------
Cidera, Inc. -
 Preferred Stock        9/1/2000        $342,691        $156,668        0.22%

See notes to financial statements.

16

Berger IPT Funds o June 30, 2001 Semi-Annual Report

Berger IPT-New                Ticker Symbol                                BINGX
Generation Fund               PORTFOLIO MANAGER COMMENTARY    MARK S. SUNDERHUSE
--------------------------------------------------------------------------------

Market Conditions

After a painful first quarter--the fourth consecutive negative quarter for growth investors--the market rebounded slightly in the second quarter. Growth indices generally outperformed value indices, and small cap funds generally outperformed medium and large cap funds. These patterns are typical of past market recoveries and lead us to believe that the second quarter could mark the beginning of a recovery trend.

The precipitous slowdown in the economy, especially in the technology and communications sectors, continued to bring down the market during the first three months of this reporting period. But the general investing environment brightened somewhat in the last three months. Heavy selling pressure dissipated after early April, and the monetary environment improved because of a series of significant Federal Reserve interest rate cuts this year. At some point, we expect this to have a stimulative effect on the economy. So far, lower rates have positively impacted the consumer side of the economy, particularly housing. Manufacturing hasn't yet seen much impact from the lower rates, and capital spending remains especially weak. Although the corporate profits picture has continued to worsen, the economy is showing some signs of stabilizing. Manufacturing is still contracting, but at a slower rate, which leads us to believe we may be closer to a turning point.

Fund Performance

Although the Berger IPT-New Generation Fund (the "Fund") finished the second quarter with a strong gain, it was not enough to overcome the first quarter's negative return. The Fund was down 30.57%(1) for the six-month period ended June 30, 2001, compared with a 6.70% decline in its benchmark, the Standard & Poor's (S&P) 500 Index.(2) The key reason for this underperformance is the Fund's overweighting in technology, the hardest-hit sector in the market downturn.

However, being overweighted in technology is consistent with our Fund's cutting-edge philosophy. We have even gradually increased our exposure during this downturn to take advantage of valuation opportunities. Many fundamentally solid companies are selling at prices we feel make them good long-term growth prospects. ONI Systems Corp., Sonus Networks, Inc. and McDATA Corp. are examples of companies we own that disappointed during the period but exhibit all the criteria we look for in companies, including defensible, unique technologies and lack of competition. One of our biggest disappointments was Manugistics Group, Inc. This software company specializes in products to help streamline the inventory and supply process, which has become increasingly important during this economic downturn. Despite owning a product that's in high demand, they missed their projections.

Within the telecommunications sector, we are focused on wireless services. We added Nextel Communications, Inc. in the second quarter and were very pleased with its performance. We also have significant positions in Openwave Systems, Inc. and Comverse Technology, Inc., both of which fill niches in the cellular supply chain.

In telecommunications technology, Scientific-Atlanta, Inc. was one of the largest, positive contributors to the Fund's second quarter. We sold our position to lock in the strong gains.

We are currently holding relatively aggressive names in the finance sector. Despite their classifications as finance companies, both NextCard, Inc. and CheckFree Corp. suffered badly from their association with the Internet. NextCard uses the Internet as a marketing tool to provide custom credit cards and services. CheckFree facilitates electronic bill paying over the Internet.

We continue to stay on the leading edge of the healthcare sector by focusing on biotechnology and biotechnology equipment companies. We added Medtronic, Inc. because of its potential for increased market share pending the release of new devices to combat congestive heart failure.

We are slowly expanding the Fund's holdings in broadcasting. As companies begin to loosen their advertising and marketing budgets, broadcasting companies are showing growth signs. We purchased both Hispanic Broadcasting Corp. and AOL Time Warner, Inc., and they performed well for the Fund, especially in the second quarter.

Outlook

On the basis of the average length of past economic downturns and a positive monetary environment, we believe we may be close enough to a recovery in the economy that the stock market can make gradual progress from here. We cannot forecast how soon or how fast the economy will recover, nor can we predict how robust the stock market's rebound will be. We think it is prudent to assume that the recovery will be more moderate, and it will take longer for the market averages, especially the Nasdaq, to reach new highs than it took following the down cycles of the 1990s. We will continue to focus on the individual merits of each stock. Our goal remains to be positioned in companies with strong fundamentals and long-term earnings potential.


Past performance is no guarantee of future results.

(1) The Fund's recent performance has sustained significant gains and losses due to market volatility in the technology sector. Due to market volatility, current performance may be lower than the figures shown. Investment return and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total return and total return measure change in the value of an investment in the Fund assuming the reinvestment of all dividends and capital gains. Average annual total return reflects annualized change, while total return reflects aggregate change. Given the Fund's focus on leading-edge companies and those in rapidly changing industries, its investments may involve greater risks and price volatility than those in companies in more stable industries. Portfolio holdings and composition are subject to change.

(2) The Standard & Poor's 500 Index is generally representative of the U.S. stock market. The Index is unmanaged, and investors cannot actually make investments in the Index. Source: Lipper.

                             Berger IPT Funds                                 17

                             Berger IPT Funds o June 30, 2001 Semi-Annual Report

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Berger IPT-New Generation Fund

Comparison of Change in Value of Berger IPT-New Generation Fund vs. S&P 500 Index

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2001
One Year                                (59.90)%
Life of Fund (5/1/00)                   (53.23)%

Berger IPT-New Generation Fund          $4,110
S&P 500 Index                           $8,457

[GRAPH]

Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                   June 30, 2001
                                                                   -------------
Shares                                                                     Value
------                                                             -------------
Common Stock (91.69%)
Computer - Manufacturers (1.66%)
       5,500     Concurrent Computer Corp.*                        $      38,500
                                                                   -------------

Computer - Memory Devices (1.47%)
       1,210     Network Appliance, Inc.*                                 16,577
       1,740     Silicon Storage Technology, Inc.*                        17,626
                                                                   -------------
                                                                          34,203
                                                                   -------------

Computer - Networking (2.15%)
       2,855     McDATA Corp. - Class A*                                  50,105
                                                                   -------------

Computer - Optical Recognition (1.05%)
         640     Optimal Robotics Corp.*                                  24,320
                                                                   -------------

Computer - Peripheral Equipment (2.02%)
         1,470    NYFIX, Inc.*                                            46,966
                                                                   -------------

Computer - Services (4.03%)
         400     Photon Dynamics, Inc.*                                   10,800
       4,880     StorageNetworks, Inc.*                                   82,911
                                                                   -------------
                                                                          93,711
                                                                   -------------

                                                                   June 30, 2001
                                                                   -------------
Shares                                                                     Value
------                                                             -------------
Common Stock (91.69%) - continued
Computer Software - Enterprise (10.40%)
         630     Citrix Systems, Inc.*                             $      21,987
       1,610     E.piphany, Inc.*                                         16,357
       1,040     Manugistics Group, Inc.*                                 26,104
       1,230     Micromuse, Inc.*                                         34,427
       2,460     Nuance Communications,Inc.*                              44,329
       2,170     SpeechWorks International, Inc.*                         34,069
         830     Ulticom, Inc.*                                           28,054
         550     VERITAS Software Corp.*                                  36,591
                                                                   -------------
                                                                         241,918
                                                                   -------------

Computer Software - Security (3.65%)
         930     Check Point Software Technologies Ltd.*                  47,030
         780     Internet Security Systems, Inc.*                         37,876
                                                                   -------------
                                                                          84,906
                                                                   -------------

Diversified Operations (1.00%)
         440     AOL Time Warner,Inc.*                                    23,320
                                                                   -------------

18

Berger IPT Funds o June 30, 2001 Semi-Annual Report

Berger IPT-New
Generation Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                   June 30, 2001
                                                                   -------------
Shares                                                                     Value
------                                                             -------------
Common Stock (91.69%) - continued
Electronics- Miscellaneous Components (3.18%)
       2,180     Kopin Corp.*                                      $      26,465
       1,083     Marvell Technology Group Ltd.*                           29,132
         680     RF Micro Devices, Inc.*                                  18,224
                                                                   -------------
                                                                          73,821
                                                                   -------------

Electronics - Miscellaneous Products (0.93%)
         509     Gemstar-TV Guide International,Inc.*                     21,683
                                                                   -------------

Electronics - Scientific Instruments (0.44%)
         380     Applera Corp. - Applied
                 Biosystems Group                                         10,165
                                                                   -------------

Electronics - Semiconductor Equipment (1.54%)
         470     FEI Co.*                                                 19,270
         600     Nanometrics, Inc.*                                       16,492
                                                                   -------------
                                                                          35,762
                                                                   -------------

Electronics - Semiconductor Manufacturing (5.41%)
       1,020     Alpha Industries, Inc.*                                  30,141
         950     Atmel Corp.*                                             12,815
         760     Centillium Communications,Inc.*                          18,802
         420     Cree, Inc.*                                              10,980
         510     Intersil Holding Corp.*                                  18,564
       2,410     Multilink Technology Corp.*                              34,463
                                                                   -------------
                                                                         125,765
                                                                   -------------

Fiber Optic Components (5.70%)
       1,030     CIENA Corp.*                                             39,140
         534     JDS Uniphase Corp.*                                       6,808
       2,720     ONI Systems Corp.*                                       75,888
         590     Tellium, Inc.*                                           10,738
                                                                   -------------
                                                                         132,574
                                                                   -------------

Fiber Optic Networks (1.90%)
       3,350     Global Crossing Ltd.*                                    28,944
       7,480     Metromedia Fiber Network, Inc.*                          15,259
                                                                   -------------
                                                                          44,203
                                                                   -------------

Financial Services - Miscellaneous (2.62%)
       1,130     CheckFree Corp.*                                         39,629
       1,140     eFunds Corp.*                                            21,204
                                                                   -------------
                                                                          60,833
                                                                   -------------

Internet - E*Commerce (4.49%)
       9,440     NextCard, Inc.*                                         104,312
                                                                   -------------

Internet - ISP/Content (1.55%)
       2,220     Earthlink, Inc.*                                         31,302
       3,130     VIA NET.WORKS, Inc.*                                      4,820
                                                                   -------------
                                                                          36,122
                                                                   -------------

Internet - Network Security/Solutions (1.70%)
         660     VeriSign, Inc.*                                          39,606
                                                                   -------------

                                                                   June 30, 2001
                                                                   -------------
Shares                                                                     Value
------                                                             -------------
Common Stock (91.69%) - continued
Internet - Software (8.65%)
         990     Agile Software Corp.*                             $      16,830
       1,110     OpenTV Corp.*                                            15,595
       2,360     Openwave System, Inc.*                                   81,892
         890     Quest Software,Inc.*                                     33,597
         780     Retek, Inc.*                                             37,393
       4,630     Vitria Technology, Inc.*                                 15,927
                                                                   -------------
                                                                         201,234
                                                                   -------------

Media - Radio/TV (0.56%)
         450     Hispanic Broadcasting Corp.*                             12,910
                                                                   -------------

Medical - Biomedical/Genetics (13.08%)
         510      Abgenix, Inc.*                                          22,950
         380     Amgen, Inc.*                                             23,058
         670     Celgene Corp.*                                           19,329
         450     Cephalon, Inc.*                                          31,725
         430     Enzon, Inc.*                                             26,875
       1,270     Genentech, Inc.*                                         69,977
         560     Invitrogen Corp.*                                        40,208
       1,590     Medarex, Inc.*                                           37,365
         290     Medimmune, Inc.*                                         13,688
         530     Millenium Pharmaceuticals,Inc.*                          18,857
                                                                   -------------
                                                                         304,032
                                                                   -------------

Medical - Ethical Drugs (1.11%)
         760     Pharmacyclics, Inc.*                                     25,764
                                                                   -------------

Medical - Instruments (3.16%)
         440     Medtronic, Inc.                                          20,244
       1,690     Ventana Medical Systems, Inc.*                           53,235
                                                                   -------------
                                                                          73,479
                                                                   -------------

Retail - Apparel/Shoe (0.80%)
         910     Galyan's Trading Co.*                                    18,564
                                                                   -------------

Telecommunications - Cellular (1.52%)
       2,020     Nextel Communications, Inc. - Class A*                   35,350
                                                                   -------------

Telecommunications - Equipment (4.93%)
         460     Comverse Technology, Inc.*                               26,583
       2,840     Next Level Communications, Inc.*                         19,170
       2,340     Sonus Networks,Inc.*                                     54,662
       2,330     Terayon Corp.*                                           14,259
                                                                   -------------
                                                                         114,674
                                                                   -------------

Telecommunications - Services (0.99%)
         940     Broadwing, Inc.*                                         22,997
                                                                   -------------
Total Common Stock
(Cost $2,350,902)                                                      2,131,799
                                                                   -------------

                             Berger IPT Funds                                 19

                             Berger IPT Funds o June 30, 2001 Semi-Annual Report

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                   June 30, 2001
                                                                   -------------
Shares/Par Value                                                           Value
----------------                                                   -------------
Preferred Stock - Convertible (0.50%)
Telecommunications - Equipment (0.50%)
       1,235     Cidera, Inc. - Series D*@X                        $       4,940
         875     LuxN, Inc. - Series E*@X                                  6,781
                                                                   -------------
                                                                          11,721
                                                                   -------------
Total Preferred Stock - Convertible
(Cost $23,317)                                                            11,721
                                                                   -------------

Repurchase Agreement (4.34%)
    $101,000     State Street Repurchase Agreement,
                 3.88% dated June 29, 2001,
                 to be repurchased at $101,033 on
                 July 2, 2001, collateralized by
                 FNMA Agency Note, 5.25% -
                 September 19, 2003 with a value
                 of $106,842                                             101,000
                                                                   -------------
Total Repurchase Agreement
(Cost $101,000)                                                          101,000
                                                                   -------------
Total Investments (Cost $2,475,219) (96.53%)                           2,244,520
Total Other Assets, Less Liabilities (3.47%)                              80,612
                                                                   -------------
Net Assets (100.00%)                                               $   2,325,132
                                                                   -------------

*Non-income producing security.
FNMA - Federal National Mortgage Association.
@ - Security valued at fair value determined in good faith pursuant to procedures established by and under the supervision of the Fund's trustees.

X  Schedule of Restricted Securities and/or Illiquid Securities

                                                                       Fair Value
                           Date                           Fair           as a %
                         Acquired          Cost           Value       of Net Assets
                         --------          ----           -----       -------------
Cidera, Inc. -
 Preferred Stock          9/1/2000        $10,805         $4,940          0.21%
LuxN, Inc. -
 Preferred Stock        12/20/2000        $12,512         $6,781          0.29%

See notes to financial statements.

20

Berger IPT Funds o June 30, 2001 Semi-Annual Report

                        Ticker Symbol                                      BINLX
Berger IPT-             PORTFOLIO MANAGER COMMENTARY       BANK OF IRELAND ASSET
International Fund                                        MANAGEMENT (U.S.) LTD.
--------------------------------------------------------------------------------

Market Conditions

Though 2001 opened with most of the countries in the MSCI World Index in full retreat mode, the pressure began to abate by the end of the second quarter. The second quarter still closed down, but it wasn't as negative as the first quarter. The first quarter ended with just two of the 22 countries on the Index in positive territory; by the end of the second quarter, 10 made it back into black.

It became more and more evident throughout the six-month period that what began as a US economic downturn was quickly spreading to other countries and regions. During the second quarter, many global banks made or considered interest rate decreases akin to the US Federal Reserve's reductions to stall a recession. As for the markets themselves, while most still posted negative final results for the second quarter, all had made significant upward progress since the end of the first quarter.

The MSCI Europe ex-UK Index ended the period down 14.75%. Throughout the period, softening demand and currency fluctuations continued to plague the major European markets. Similar to the US, the UK is experiencing high consumer confidence that is serving as a balance to low industrial confidence. The MSCI UK Index ended the period down 14.10%.

In Japan, the benchmark Nikkei Index hit a 16-year low in February. The MSCI Japan Index was able to make a slow turnaround from this bottom to end the period down just slightly at 8.60%. The Japanese economy, however, shows no signs of stabilizing. Throughout the period it continued to lose momentum. Similar to the screeching slowdown in the US, Japanese industrial production fell faster than expected, and unemployment rose to a new high during the second quarter.

In the rest of the Pacific region, however, the six-month period started badly and improved slightly throughout the two quarters. The Pacific ex-Japan Index was down 11.55% in the period.

Fund Performance

The Berger IPT-International Fund (the "Fund") was down 13.89% for the six-month period ended June 30, 2001, compared with a 14.75% decline in its benchmark, the MSCI EAFE Index.(1)

For both the first and second quarters, telecommunication stocks were the biggest negative contributors to the Fund's performance. Leading the downward trend for both periods was UK-quoted Vodafone Group PLC. Despite releasing full-year results that were broadly in line with expectations, the company's share price has been hurt by the sector's general markdown, concerns over the cost of 3G licenses and the technical share overhang that has existed for some months now. French-quoted Alcatel Alsthom was also a drain on the Fund's six-month performance. The company's share price suffered after a brief flirtation with a takeover attempt of US-quoted Lucent Technologies, Inc. Positions in both Vodafone and Alcatel were trimmed throughout the second quarter.

Energy was one of the few bright spots during the period. The single biggest contributor within this sector was Royal Dutch Petroleum Co. The Anglo-Dutch company's profits rose significantly, partly in response to higher natural gas prices and improved oil-refining results. Hong Kong-quoted Petrochina Co. Ltd. also reported strong results during the second quarter, with net profits rising triple digits.

Financial stocks pulled out of a first-quarter slump to become some of the Fund's strongest performers during the second half of the period. Confirming our view that there was no underlying weakness in the fundamentals and therefore little specific news to explain their first quarter fall, most made a significant contribution in the second quarter by producing results in line with analysts' expectations. National Australia Bank Ltd. and Westpac Banking Corp. Ltd. both benefited from index-related buying because of changes in the MSCI indices that increased the weighting of Australian banks.

A number of consumer stocks further bolstered performance this period. German car manufacturer Bayerische Motoren Werke AG (BMW) posted strong results after a series of organizational changes that helped successfully transition the company to higher-margin products. The UK-quoted food and beverage conglomerate Diageo PLC also registered strong performance over the quarter and continues to be upbeat about its prospects for the remainder of the year. The company shelved the planned IPO of its ailing Burger King unit and also reported making positive progress on the Guinness/Grand Met merger.

Outlook

Lingering effects of excess inventories, a slowdown in capital spending, the high level of debt and a slump in corporate profits may weigh on global economies and markets for some time. In the current climate, the outlook for equities remains tied to the prospects for the global economy. Interest rate actions generally take effect with a time lag of nine months, suggesting that the economy may see the benefits before year-end. Other economic stimuli that markets may expect include reductions in taxes and falling energy prices.

Given the declines in stock markets around the world, selected stocks in the telecommunications, media, and technology sectors have approached more reasonable valuations, but the earnings outlook for many remain bleak as capital spending has collapsed. We believe that markets may remain range-bound in the near term until evidence of a sustained economic recovery emerges.


Past performance is no guarantee of future results.

(1) The Morgan Stanley Capital International EAFE Index represents major overseas stock markets. It is an unmanaged index. One cannot invest directly in an index.

                             Berger IPT Funds                                 21

                             Berger IPT Funds o June 30, 2001 Semi-Annual Report

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Berger IPT-International Fund

Comparison of Change in Value of Berger IPT-International Fund v.s. MSCI EAFE Index

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2001
One Year                                 (20.54)%
Life of Fund (5/1/97)                      3.50%

Berger IPT-International Fund           $11,541
MSCI EAFE Index                         $11,624

[GRAPH]

Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in the Fund are not insured by the Federal Deposit Insurance Corporation, are not deposits and are not obligations of, or endorsed or guaranteed in any way by, any bank.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                                                June 30, 2001
                                                                                                -------------
Country/Shares            Company                          Industry                                     Value
--------------            -------                          --------                             -------------
Common Stock (96.99%)
Australia (3.23%)
       1,425              Brambles Industries Ltd.         Transport                             $     34,928
       4,100              National Australia Bank Ltd.     Banks                                       73,387
       4,327              News Corp. Ltd.                  Media & Photography                         39,814
       5,637              Westpac Banking Corp. Ltd.       Banks                                       41,617
                                                                                                -------------
                                                                                                      189,746
                                                                                                -------------

Denmark (0.40%)
         660              TDC A/S*                         Telecommunications Services                 23,812
                                                                                                -------------

Finland (0.36%)
         940              Nokia Oyj                        Information Technology Hardware             21,355
                                                                                                -------------

France (11.10%)
       2,300              Alcatel Alsthom                  Information Technology Hardware             48,211
       1,972              Aventis SA                       Pharmaceuticals                            157,814
       4,600              Axa                              Insurance                                  131,362
         330              Lafarge SA                       Construction & Building Materials           28,285
       1,155              TotalFinaElf SA - Class B        Oil & Gas                                  162,123
       2,133              Vivendi Universal SA             Diversified Industrials                    124,630
                                                                                                -------------
                                                                                                      652,425
                                                                                                -------------

22

Berger IPT Funds o June 30, 2001 Semi-Annual Report

Berger IPT-
International Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                                                June 30, 2001
                                                                                                -------------
Country/Shares            Company                                Industry                               Value
--------------            -------                                --------                       -------------
Common Stock (96.99%) - continued
Germany (5.94%)
       1,929              Bayer AG                               Chemicals - Commodity           $     75,877
       1,220              Bayerische HypoVereinsbank AG          Banks                                 60,464
       2,903              Bayerische Motoren Werke AG            Automobiles                           96,327
       2,229              E.On AG                                Diversified Industrials              116,146
                                                                                                -------------
                                                                                                      348,814
                                                                                                -------------

Hong Kong (3.05%)
       6,000              Cheung Kong (Holdings) Ltd.            Real Estate                           65,385
       8,000              China Mobile Ltd.*                     Telecommunications Services           42,256
     172,000              Petrochina Co. Ltd.                    Oil & Gas                             35,723
       4,000              Sun Hung Kai Properties Ltd.           Real Estate                           36,026
                                                                                                -------------
                                                                                                      179,390
                                                                                                -------------

Italy (3.19%)
       6,380              ENI S.p.A.                             Oil & Gas                             77,961
      12,155              Telecom Italia S.p.A.                  Telecommunications Services          109,342
                                                                                                -------------
                                                                                                      187,303
                                                                                                -------------

Japan (14.54%)
         500              ACOM Co. Ltd.                          Specialty & Other Finance             44,158
       3,000              Canon, Inc.                            Electronic & Electrical Equipment    121,285
       2,000              Fuji Photo Film Co. Ltd.               Media & Photography                   86,311
      11,000              Hitachi Ltd.+                          Information Technology Hardware      108,089
         700              Hoya Corp.                             Electronic & Electrical Equipment     44,358
         500              Murata Manufacturing Co. Ltd.          Information Technology Hardware       33,249
       6,000              NEC Corp.                              Information Technology Hardware       81,097
          11              Nippon Telegraph & Telephone Corp.     Telecommunications Services           57,353
           4              NTT DoCoMo, Inc.                       Telecommunications Services           69,626
         200              Rohm Co. Ltd.                          Information Technology Hardware       31,091
         300              SMC Corp.                              Engineering & Machinery               32,126
         800              Sony Corp.                             Household Goods & Textiles            52,621
       2,000              Takeda Chemical Industries Ltd.        Pharmaceuticals                       93,049
                                                                                                  -----------
                                                                                                      854,413
                                                                                                  -----------

Netherlands (13.75%)
       4,985              ABN Amro Holdings NV                   Banks                                 93,875
       4,004              Elsevier NV                            Media & Photography                   49,950
       1,167              Fortis NV                              Banks                                 28,443
         800              Heineken NV                            Beverages                             32,336
       3,675              ING Groep NV                           Banks                                240,770
       4,155              Koninklijke Ahold NV                   Food & Drug Retailers                130,467
       3,816              Koninklijke Philips Electronics NV     Electronic & Electrical Equipment    101,395
       1,275              Royal Dutch Petroleum Co.              Oil & Gas                             73,556
       1,465              TNT Post Group NV                      Support Services                      30,646
         785              VNU NV                                 Media & Photography                   26,647
                                                                                                  -----------
                                                                                                      808,085
                                                                                                  -----------

Portugal (0.31%)
       7,537              Electricidade de Portugal SA           Electricity                           18,037
                                                                                                  -----------

                             Berger IPT Funds                                 23

                             Berger IPT Funds o June 30, 2001 Semi-Annual Report

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                                                        June 30, 2001
                                                                                                        -------------
Country/Shares            Company                                Industry                                       Value
--------------            -------                                --------                               -------------
Common Stock (96.99%) - continued
Singapore (0.75%)
       3,756              Development Bank of Singapore Ltd.     Banks                                  $      27,616
       1,500              Singapore Press Holdings Ltd.          Media & Photography                           16,460
                                                                                                        -------------
                                                                                                               44,076
                                                                                                        -------------

South Korea (0.33%)
         975              Pohang Iron & Steel Co.
                          Ltd. - Spon. ADR                       Steel & Other Materials                       19,227
                                                                                                        -------------

Spain (2.68%)
      10,394              Banco Santander Central Hispano SA     Banks                                         94,383
       5,116              Telefonica SA*                         Telecommunications Services                   63,215
                                                                                                        -------------
                                                                                                              157,598
                                                                                                        -------------

Sweden (0.55%)
       5,860              Telefonaktiebolaget LM Ericsson -
                          Class B                                Information Technology Hardware               32,085
                                                                                                        -------------

Switzerland (9.94%)
         810              Nestle SA Reg.                         Food Producers & Processors                  172,321
       2,410              Novartis AG Reg.                       Pharmaceuticals                               87,308
       1,100              Roche Holding AG                       Pharmaceuticals                               79,332
          63              Swiss Re Reg.                          Insurance                                    126,028
         830              UBS AG Reg.                            Banks                                        119,027
                                                                                                        -------------
                                                                                                              584,016
                                                                                                        -------------

United Kingdom (26.87%)
       2,150              3i Group PLC                           Investment Companies                          32,395
       1,285              AstraZeneca PLC                        Pharmaceuticals                               60,175
       5,455              Barclays PLC                           Banks                                        168,091
       7,460              Cable & Wireless PLC                   Telecommunications Services                   44,103
       7,229              Cadbury Schweppes PLC                  Food Producers & Processors                   48,996
       8,203              Compass Group PLC*                     Restaurants/Pubs/Breweries                    65,975
       9,723              Diageo PLC                             Beverages                                    107,198
       4,481              EMI Group PLC - Class B                Media & Photography                           25,462
       6,305              GlaxoSmithKline PLC                    Pharmaceuticals                              178,242
       1,844              Granada PLC                            Media & Photography                            3,890
       8,320              Hilton Group PLC                       Leisure, Entertainment & Hotels               28,107
      14,470              Lloyds TSB Group PLC                   Banks                                        145,525
       6,920              Marconi PLC                            Telecommunications Equipment                  24,746
       4,610              P & O Princess Cruises PLC             Transport                                     24,110
         998              Pearson PLC                            Media & Photography                           16,533
       8,205              Prudential PLC                         Life Assurance                                99,891
       2,560              Railtrack Group PLC                    Transport                                     12,085
       4,050              Reuters Group PLC                      Media & Photography                           52,838
       1,450              RMC Group PLC                          Construction & Building Materials             14,039
      21,729              Shell Transport & Trading Co. PLC      Oil & Gas                                    181,519
       1,614              Smiths Group PLC                       Aerospace & Defense                           18,821
       5,073              Unilever PLC                           Food Producers & Processors                   42,952
      66,852              Vodafone Group PLC                     Telecommunications Services                  148,830
       3,440              WPP Group PLC                          Media &Photography                            34,037
                                                                                                        -------------
                                                                                                            1,578,560
                                                                                                        -------------
Total Common Stock (Cost $5,835,407)                                                                        5,698,942
                                                                                                        -------------

24

Berger IPT Funds o June 30, 2001 Semi-Annual Report

Berger IPT-
International Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                                                June 30, 2001
                                                                                                -------------
Par Value                 Company                                                                       Value
---------                 -------                                                               -------------
Repurchase Agreement (1.57%)
     $92,000              State Street Repurchase Agreement, 3.88%
                          dated June 29, 2001, to be repurchased at
                          $92,030 on July 2, 2001, collateralized by
                          FNMA Agency Note, 5.50% - February 6,
                          2003 with a value of $97,241                                          $      92,000
                                                                                                -------------
Total Repurchase Agreement (Cost $92,000)                                                              92,000
                                                                                                -------------
Total Investments (Cost $5,927,407) (98.56%)                                                        5,790,942
Total Other Assets, Less Liabilities (1.44%)                                                           84,752
                                                                                                -------------
Net Assets (100.00%)                                                                            $   5,875,694
                                                                                                -------------


Outstanding Forward Foreign Currency Contracts


                                    Contract          Maturity               Value on            Unrealized
          Currency                    Amount              Date          June 30, 2001          Appreciation
          --------                  --------          --------          -------------          ------------
Sell  Japanese Yen                 7,435,000         7/30/2001          $      59,793          $      2,707
Sell  Japanese Yen                 5,353,000         8/31/2001                 43,200                   105
                                                                        -------------          ------------
                                                                        $     102,993          $      2,812
                                                                        -------------          ------------

* Non-income producing security.
+ - Security is designated as collateral for forward foreign currency contracts. ADR - American Depositary Receipt.
FNMA - Federal National Mortgage Association.
PLC -  Public Limited Company.

See notes to financial statements.

                             Financial Statements and Notes                   25

                             Berger IPT Funds o June 30, 2001 Semi-Annual Report

Financial
Statements
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                          Berger IPT-     Berger IPT-         Berger IPT-
                                                           Berger IPT-      Large Cap   Small Company      New Generation
June 30, 2001 (Unaudited)                                  Growth Fund    Growth Fund     Growth Fund                Fund
-------------------------                                  -----------   ------------   -------------      --------------
Assets
Investments, at cost                                       $ 9,787,839   $ 42,721,872   $  63,231,964      $    2,475,219
                                                           -----------   ------------   -------------      --------------
Investments, at value                                      $ 9,306,441   $ 43,641,234   $  72,526,810(1)   $    2,244,520
Cash                                                           599,812         46,483         531,028              87,031
Foreign cash (cost $45,621)                                         --             --              --                  --
Receivables
   Investment securities sold                                   84,911        242,038         903,883              53,209
   Fund shares sold                                              2,370            110         103,072              32,065
   Dividends                                                     1,682         11,850              --                  89
   Interest                                                         90         49,332             349                  22
   Due from Advisor                                              2,354             --              --               3,962
Investment held as collateral for securities loaned                 --             --      16,675,202                  --
Net unrealized appreciation on forward currency contracts           --             --              --                  --
                                                           -----------   ------------   -------------      --------------
        Total Assets                                         9,997,660     43,991,047      90,740,344           2,420,898
                                                           -----------   ------------   -------------      --------------

Liabilities
Payables
   Investment securities purchased                             648,237        645,050       2,112,329              73,874
   Fund shares redeemed                                         11,424        127,527         530,808               2,018
Collateral on securities loaned                                     --             --      16,675,202                  --
Accrued investment advisory fees                                 5,859         27,434          49,833               1,579
Accrued custodian and accounting fees                            7,757          4,440          11,088               9,033
Accrued transfer agent fees                                      1,291          1,068           2,580               1,257
Accrued audit fees                                               5,601          5,600           3,567               8,005
                                                           -----------   ------------   -------------      --------------
        Total Liabilities                                      680,169        811,119      19,385,407              95,766
                                                           -----------   ------------   -------------      --------------

Net Assets Applicable to Shares Outstanding                $ 9,317,491   $ 43,179,928   $  71,354,937      $    2,325,132
                                                           -----------   ------------   -------------      --------------

Components of Net Assets
Capital (par value and paid in surplus)                    $13,242,058   $ 53,214,479   $  87,180,623      $    4,672,349
Undistributed net investment income/(Accumulated
   net investment loss)                                        (21,183)       314,334        (218,845)             (8,671)
Undistributed net realized gain (loss) on securities
   and foreign currency transactions                        (3,421,986)   (11,268,247)    (24,901,687)         (2,107,847)
Net unrealized appreciation (depreciation) on securities
   and foreign currency transactions                          (481,398)       919,362       9,294,846            (230,699)
                                                           -----------   ------------   -------------      --------------
                                                           $ 9,317,491   $ 43,179,928   $  71,354,937      $    2,325,132
                                                           -----------   ------------   -------------      --------------
Shares Outstanding (par value $0.01, unlimited shares
   authorized)                                                 781,037      2,236,473       3,920,065             565,448
                                                           -----------   ------------   -------------      --------------

Net Asset Value, Offering and Redemption Price Per Share   $     11.93   $      19.31   $       18.20      $         4.11
                                                           -----------   ------------   -------------      --------------

                                                               Berger IPT-
                                                             International
June 30, 2001 (Unaudited)                                             Fund
-------------------------                                    -------------
Assets
Investments, at cost                                         $   5,927,407
                                                             -------------
Investments, at value                                        $   5,790,942
Cash                                                                 6,554
Foreign cash (cost $45,621)                                         45,388
Receivables
   Investment securities sold                                        8,812
   Fund shares sold                                                 40,299
   Dividends                                                        17,375
   Interest                                                             20
   Due from Advisor                                                  4,000
Investment held as collateral for securities loaned                     --
Net unrealized appreciation on forward currency contracts            2,812
                                                             -------------
        Total Assets                                             5,916,202
                                                             -------------

Liabilities
Payables
   Investment securities purchased                                  10,244
   Fund shares redeemed                                             10,157
Collateral on securities loaned                                         --
Accrued investment advisory fees                                     4,159
Accrued custodian and accounting fees                                9,517
Accrued transfer agent fees                                          1,269
Accrued audit fees                                                   5,162
                                                             -------------
        Total Liabilities                                           40,508
                                                             -------------

Net Assets Applicable to Shares Outstanding                  $   5,875,694
                                                             -------------

Components of Net Assets
Capital (par value and paid in surplus)                      $   5,618,691
Undistributed net investment income/(Accumulated
   net investment loss)                                            152,767
Undistributed net realized gain (loss) on securities
   and foreign currency transactions                               239,218
Net unrealized appreciation (depreciation) on securities
   and foreign currency transactions                              (134,982)
                                                             -------------
                                                             $   5,875,694
                                                             -------------
Shares Outstanding (par value $0.01, unlimited shares
   authorized)                                                     520,493
                                                             -------------

Net Asset Value, Offering and Redemption Price Per Share     $       11.29
                                                             -------------

(1) Includes securities on loan with market values totaling $16,094,903.

See notes to financial statements.

26

Berger IPT Funds o June 30, 2001 Semi-Annual Report

Financial
Statements
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                       Berger IPT-     Berger IPT-      Berger IPT-     Berger IPT-
                                                        Berger IPT-      Large Cap   Small Company   New Generation   International
For the Six Months Ended June 30, 2001 (Unaudited)      Growth Fund    Growth Fund     Growth Fund             Fund            Fund
--------------------------------------------------      -----------   ------------   -------------   --------------   -------------
Investment Income
   Dividends (net of foreign taxes)                     $    13,124   $    140,786   $       7,714   $          139   $     137,412
   Interest                                                  12,350        220,885          65,904            2,804           3,216
   Securities lending income                                     --             --          51,044               --              --
                                                        -----------   ------------   -------------   --------------   -------------
        Total Income                                         25,474        361,671         124,662            2,943         140,628
                                                        -----------   ------------   -------------   --------------   -------------

Expenses
   Investment advisory fees                                  38,359        185,934         298,593            9,581          26,566
   Accounting fees                                            7,556          7,740           7,904            4,512           7,818
   Custodian fees                                             6,368         12,875          16,731           12,227          10,812
   Transfer agent fees                                        3,026          2,571           5,129            2,102           3,863
   Registration fees                                            313            555             619              312             305
   Audit fees                                                 5,409          5,423           8,150            5,405           9,219
   Legal fees                                                   108            519             741               11              64
   Trustees' fees and expenses                                  401          1,962           2,766               81             242
   Shareholder reporting fees                                   178          2,650           2,658               60             728
   Interest expense                                             192          4,394           2,261              162             118
   Other expenses                                               121            494             991               --              91
                                                        -----------   ------------   -------------   --------------   -------------
      Gross Expenses                                         62,031        225,117         346,543           34,453          59,826
      Less fees waived and/or reimbursed by Advisor         (11,177)            --              --          (21,568)        (22,553)
      Less earnings credits                                  (4,321)       (13,432)         (3,036)          (1,271)           (108)
                                                        -----------   ------------   -------------   --------------   -------------
      Net Expenses                                           46,533        211,685         343,507           11,614          37,165
                                                        -----------   ------------   -------------   --------------   -------------
      Net Investment Income (Loss)                          (21,059)       149,986        (218,845)          (8,671)        103,463
                                                        -----------   ------------   -------------   --------------   -------------

Net Realized and Unrealized Loss on Securities
   and Foreign Currency Transactions
Net realized loss on securities and foreign currency
   transactions                                          (3,041,872)    (8,900,232)    (20,161,964)      (1,705,390)        (74,916)
Net change in unrealized appreciation (depreciation)
   on securities and foreign currency transactions          405,895     (1,175,688)      6,617,919          856,632        (972,811)
                                                        -----------   ------------   -------------   --------------   -------------
Net Realized and Unrealized Loss on Securities
   and Foreign Currency Transactions                     (2,635,977)   (10,075,920)    (13,544,045)        (848,758)     (1,047,727)
                                                        -----------   ------------   -------------   --------------   -------------

Net Decrease in Net Assets Resulting from Operations    $(2,657,036)  $ (9,925,934)  $ (13,762,890)  $     (857,429)  $    (944,264)
                                                        -----------   ------------   -------------   --------------   -------------

Foreign taxes withheld                                  $       167   $      3,890              --               --   $       8,865
                                                        -----------   ------------   -------------   --------------   -------------

See notes to financial statements.

                             Financial Statements and Notes                   27

                             Berger IPT Funds o June 30, 2001 Semi-Annual Report

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                            Berger IPT-
                                                                           Berger IPT-                       Large Cap
                                                                           Growth Fund                      Growth Fund
                                                                -------------------------------   -------------------------------
                                                                Six Months Ended     Year Ended   Six Months Ended     Year Ended
                                                                   June 30, 2001   December 31,      June 30, 2001   December 31,
                                                                     (Unaudited)           2000        (Unaudited)           2000
                                                                ----------------   ------------   ----------------   ------------
From Operations
Net investment income (loss)                                    $        (21,059)  $    (55,295)  $        149,986   $    170,361
Net realized loss on securities and foreign
   currency transactions                                              (3,041,872)      (352,254)        (8,900,232)    (2,083,279)
Net change in unrealized appreciation (depreciation) on
   securities and foreign currency transactions                          405,895     (3,012,134)        (1,175,688)    (6,140,656)
                                                                ----------------   ------------   ----------------   ------------
Net Decrease in Net Assets Resulting
   from Operations                                                    (2,657,036)    (3,419,683)        (9,925,934)    (8,053,574)
                                                                ----------------   ------------   ----------------   ------------

From Dividends and Distributions to Shareholders
Distributions (from net realized gains on investments)                        --        (10,307)                --             --
Distributions (in excess of net realized gains on investments)                --       (381,945)                --     (1,466,713)
                                                                ----------------   ------------   ----------------   ------------
Net Decrease in Net Assets from Dividends and
   Distributions to Shareholders                                              --       (392,252)                --     (1,466,713)
                                                                ----------------   ------------   ----------------   ------------

From Fund Share Transactions
Proceeds from shares sold                                              1,913,629     13,202,287          8,923,650     42,968,012
Net asset value of shares issued in reinvestment of dividends
   and distributions                                                          --        392,252                 --      1,466,713
Payments for shares redeemed                                          (1,669,534)    (4,717,836)       (11,836,713)    (3,767,462)
                                                                ----------------   ------------   ----------------   ------------
Net Increase (Decrease) in Net Assets Derived from
   Fund Share Transactions                                               244,095      8,876,703         (2,913,063)    40,667,263
                                                                ----------------   ------------   ----------------   ------------
Net Increase (Decrease) in Net Assets                                 (2,412,941)     5,064,768        (12,838,997)    31,146,976

Net Assets
Beginning of period                                                   11,730,432      6,665,664         56,018,925     24,871,949
                                                                ----------------   ------------   ----------------   ------------
End of period                                                   $      9,317,491   $ 11,730,432   $     43,179,928   $ 56,018,925
                                                                ----------------   ------------   ----------------   ------------
Undistributed net investment income/(Accumulated
   net investment loss)                                         $        (21,183)  $       (124)  $        314,334   $    164,348
                                                                ----------------   ------------   ----------------   ------------

Transactions in Fund Shares
Shares sold                                                              142,379        646,700            417,080      1,574,865
Shares issued to shareholders in reinvestment of
   dividends and distributions                                                --         25,688                 --         64,670
Shares redeemed                                                         (127,231)      (253,389)          (618,267)      (142,230)
                                                                ----------------   ------------   ----------------   ------------
Net Increase (Decrease) in Shares                                         15,148        418,999           (201,187)     1,497,305
Shares outstanding, beginning of period                                  765,889        346,890          2,437,660        940,355
                                                                ----------------   ------------   ----------------   ------------
Shares outstanding, end of period                                        781,037        765,889          2,236,473      2,437,660
                                                                ----------------   ------------   ----------------   ------------

See notes to financial statements.

28

Berger IPT Funds o June 30, 2001 Semi-Annual Report

Financial
Statements
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          Berger IPT-                       Berger IPT-
                                                                         Small Company                    New Generation
                                                                          Growth Fund                           Fund
                                                                -------------------------------   -------------------------------
                                                                Six Months Ended     Year Ended   Six Months Ended     Year Ended
                                                                   June 30, 2001   December 31,      June 30, 2001   December 31,
                                                                     (Unaudited)           2000        (Unaudited)        2000(1)
                                                                ----------------   ------------   ----------------   ------------
From Operations
Net investment loss                                             $       (218,845)  $   (119,014)  $         (8,671)  $    (11,632)
Net realized loss on securities and foreign
   currency transactions                                             (20,161,964)    (4,257,018)        (1,705,390)      (402,457)
Net change in unrealized appreciation (depreciation) on
   securities and foreign currency transactions                        6,617,919    (11,179,370)           856,632     (1,087,331)
                                                                ----------------   ------------   ----------------   ------------
Net Decrease in Net Assets Resulting
   from Operations                                                   (13,762,890)   (15,555,402)          (857,429)    (1,501,420)
                                                                ----------------   ------------   ----------------   ------------

From Dividends and Distributions to Shareholders
Distributions (in excess of net realized gains on investments)                --     (1,290,949)                --             --
                                                                ----------------   ------------   ----------------   ------------
Net Decrease in Net Assets from Dividends and
   Distributions to Shareholders                                              --     (1,290,949)                --             --
                                                                ----------------   ------------   ----------------   ------------

From Fund Share Transactions
Proceeds from shares sold                                             21,124,681    108,366,775          1,452,727      4,505,462
Net asset value of shares issued in reinvestment of
   dividends and distributions                                                --      1,284,440                 --             --
Payments for shares redeemed                                         (19,489,814)   (50,656,713)          (731,927)      (542,281)
                                                                ----------------   ------------   ----------------   ------------
Net Increase in Net Assets Derived from
   Fund Share Transactions                                             1,634,867     58,994,502            720,800      3,963,181
                                                                ----------------   ------------   ----------------   ------------
Net Increase (Decrease) in Net Assets                                (12,128,023)    42,148,151           (136,629)     2,461,761
Net Assets
Beginning of period                                                   83,482,960     41,334,809          2,461,761             --
                                                                ----------------   ------------   ----------------   ------------
End of period                                                   $     71,354,937   $ 83,482,960   $      2,325,132   $  2,461,761
                                                                ----------------   ------------   ----------------   ------------
Undistributed net investment income                             $       (218,845)            --   $         (8,671)            --
                                                                ----------------   ------------   ----------------   ------------

Transactions in Fund Shares
Shares sold                                                            1,171,148      4,082,734            318,753        475,308
Shares issued to shareholders in reinvestment of
   dividends and distributions                                                --         62,321                 --             --
Shares redeemed                                                       (1,113,665)    (2,040,396)          (169,163)       (59,450)
                                                                ----------------   ------------   ----------------   ------------
Net Increase in Shares                                                    57,483      2,104,659            149,590        415,858
Shares outstanding, beginning of period                                3,862,582      1,757,923            415,858             --
                                                                ----------------   ------------   ----------------   ------------
Shares outstanding, end of period                                      3,920,065      3,862,582            565,448        415,858
                                                                ----------------   ------------   ----------------   ------------

(1) For the period from May 1, 2000 (commencement of investment operations) to December 31, 2000.

See notes to financial statements.

                             Financial Statements and Notes                   29

                             Berger IPT Funds o June 30, 2001 Semi-Annual Report

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   Berger IPT-
                                                                                                  International
                                                                                                       Fund
                                                                                         -------------------------------
                                                                                         Six Months Ended     Year Ended
                                                                                            June 30, 2001   December 31,
                                                                                              (Unaudited)           2000
                                                                                         ----------------   ------------
From Operations
Net investment income                                                                    $        103,463   $     36,654
Net realized gain (loss) on securities and foreign currency transactions                          (74,916)       408,483
Net change in unrealized appreciation (depreciation) on securities and foreign currency
   transactions                                                                                  (972,811)    (1,129,884)
                                                                                         ----------------   ------------
Net Decrease in Net Assets Resulting from Operations                                             (944,264)      (684,747)
                                                                                         ----------------   ------------

From Dividends and Distributions to Shareholders
Dividends (from net investment income)                                                                 --        (20,406)
                                                                                         ----------------   ------------
Net Decrease in Net Assets from Dividends and Distributions to Shareholders                            --        (20,406)
                                                                                         ----------------   ------------

From Fund Share Transactions
Proceeds from shares sold                                                                       1,222,824      5,688,143
Net asset value of shares issued in reinvestment of dividends and distributions                        --         20,406
Payments for shares redeemed                                                                   (1,114,013)    (4,414,510)
                                                                                         ----------------   ------------
Net Increase in Net Assets Derived from Fund Share Transactions                                   108,811      1,294,039
                                                                                         ----------------   ------------
Net Increase (Decrease) in Net Assets                                                            (835,453)       588,886

Net Assets
Beginning of period                                                                             6,711,147      6,122,261
                                                                                         ----------------   ------------
End of period                                                                            $      5,875,694   $  6,711,147
                                                                                         ----------------   ------------
Undistributed net investment income                                                      $        152,767   $     49,304
                                                                                         ----------------   ------------
Transactions in Fund Shares
Shares sold                                                                                       100,632        410,228
Shares issued to shareholders in reinvestment of dividends and distributions                           --          1,609
Shares redeemed                                                                                   (92,401)      (317,947)
                                                                                         ----------------   ------------
Net Increase in Shares                                                                              8,231         93,890
Shares outstanding, beginning of period                                                           512,262        418,372
                                                                                         ----------------   ------------
Shares outstanding, end of period                                                                 520,493        512,262
                                                                                         ----------------   ------------

See notes to financial statements.

30

Berger IPT Funds o June 30, 2001 Semi-Annual Report

Notes to Financial
Statements
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

Organization

Berger Institutional Products Trust (the "Trust"), a Delaware business trust, was established on October 17, 1995 as a diversified open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, Berger IPT-Growth Fund ("IPT-Growth") (formerly Berger IPT-100 Fund), Berger IPT-Large Cap Growth Fund ("IPT-LCG") (formerly Berger IPT-Growth and Income Fund), Berger IPT-Small Company Growth Fund ("IPT-SCG"), Berger IPT-New Generation Fund ("IPT-NGF") and Berger IPT-International Fund ("IPT-Intl") (formerly Berger/BIAM IPT-International Fund), (individually the "Fund" and collectively the "Funds") are the only portfolios established under the Trust, although others may be added in the future.

The Trust is registered under the Investment Company Act of 1940 and its shares are registered under the Securities Act of 1933 (the "Acts"). Shares of each Fund are fully paid and non-assessable when issued. All shares issued by a particular Fund participate equally in dividends and other distributions by that Fund. The Trust's shares are not offered directly to the public, but are sold exclusively to insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies and to qualified plans.

Effective May 1, 2001, the trustees of the Berger IPT-Growth and Income Fund approved a change in the name and non-fundamental investment strategies of the Fund from that of a Growth and Income Fund to a Large Cap Growth Fund, and in doing so eliminated the Fund's secondary investment objective. As a result, IPT-LCG will, under normal circumstances, invest at least 65% of its total assets in equity securities of companies whose market capitalization, at the time of initial purchase, is $10 billion or more.

At June 30, 2001, Berger directly or indirectly owned 18% and 32% of the outstanding shares of IPT-NGF and IPT-Intl, respectively. Berger did not own, directly or indirectly, any of the outstanding shares of IPT-Growth, IPT-LCG or IPT-SCG at June 30, 2001.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Prices of foreign securities are converted to U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the trustees of the Funds.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the Funds' net asset values are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees of the Funds.

Calculation of Net Asset Value

Each Fund's per share calculation of net asset value is determined by dividing the total value of it assets, less liabilities, by the total number of shares outstanding.

                             Financial Statements and Notes                   31

                             Berger IPT Funds o June 30, 2001 Semi-Annual Report

--------------------------------------------------------------------------------

Federal Income Tax Status

It is the Funds' policy to comply with the requirements of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no income tax provision is required.

Foreign Currency Translation

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as a Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium (see "Change in Accounting Principle" note). Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

Change in Accounting Principle

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), was issued, and is effective for fiscal years beginning after December 15, 2000. Effective January 1, 2001, the Funds have adopted the provisions of the Guide and, as a result, are required to amortize discount and premium on debt securities. Prior to January 1, 2001, the Funds did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds. Additionally, the effect of this change had no material impact on the Funds' respective components of net assets or on their changes in net assets from operations for the period ended June 30, 2001.

Common Expenses

Certain expenses, which are not directly allocable to a specific Fund of the Trust, are allocated to the Funds on the basis of relative net assets.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2.  Agreements

Berger serves as the investment advisor to the Funds. As compensation for its services to the Funds, Berger receives an investment advisory fee, which is accrued daily at the applicable rate and paid monthly according to the following schedule:

                                  Average Daily
Fund                                Net Assets           Annual Rate
----                              -------------          -----------
IPT-SCG, IPT-NGF, IPT-INTL      First $500 million           .85%
                                Next $500 million            .80%
                                Over $1 billion              .75%

IPT-Growth, IPT-LCG             First $500 million           .75%
                                Next $500 million            .70%
                                Over $1 billion              .65%

Berger has delegated the day-to-day portfolio management of IPT-Intl to Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), which serves as the investment sub-advisor. As sub-advisor to IPT-Intl, BIAM receives a sub-advisory fee from Berger based on the average daily net assets of the Fund.

Berger has agreed to waive its advisory fees and reimburse expenses to the Funds to the extent that normal operating expenses in any fiscal year (including the advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.00% of the average daily net assets of both IPT-Growth and IPT-LCG, 1.15% of the average daily net assets of IPT-SCG and IPT-NGF, and 1.20% of the average daily net assets of IPT-Intl.

32

Berger IPT Funds o June 30, 2001 Semi-Annual Report

Notes to Financial
Statements
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

The Funds have entered into administrative services agreements with Berger. Berger currently provides these administrative services to the Funds at no cost.

The Trust, on behalf of the Funds, has entered into a recordkeeping and pricing agreement with State Street Bank and Trust Company ("State Street"), which also serves as the Funds' custodian. The recordkeeping and pricing agreement provides for the monthly payment of a fee computed as a percentage of average daily net assets on a total relationship basis with other Berger Funds. State Street's fees for custody, recordkeeping and pricing are subject to reduction by credits earned by each Fund, based on the cash balances of each Fund held by State Street as custodian.

Certain officers and/or directors of Berger are also officers and/or trustees of the Trust. Trustees who are not affiliated with Berger are compensated for their services by the Funds. Such fees are allocated among the entire Berger Funds complex. For the period ended June 30, 2001, such trustees' fees and expenses totaled $5,452 for the Funds.

The Trust adopted a trustee fee deferral plan (the "Plan") which allows the non-affiliated trustees to defer the receipt of all or a portion of the trustee fees payable. The deferred fees are invested in various funds advised by Berger until distribution in accordance with the Plan.

3. Investment Transactions

Purchases and Sales

Purchases and sales proceeds of investment securities (excluding short-term securities) for the period ended June 30, 2001, were as follows:

Fund                     Purchases         Sales
----                     ---------         -----
IPT-Growth              $ 7,960,624     $ 7,466,768
IPT-LCG                  29,078,823      33,670,860
IPT-SCG                  62,579,359      56,440,371
IPT-NGF                   3,308,485       2,688,377
IPT-Intl                    482,236         379,472

There were no purchases or sales of long-term U.S. government securities during the year.

Unrealized Appreciation, Unrealized Depreciation and Federal Tax Cost of Securities

At June 30, 2001, the federal tax cost of securities and composition of net unrealized appreciation (depreciation) of investment securities were as follows:

                                   Gross          Gross               Net
                  Federal     Unrealized     Unrealized     Appreciation/
Fund             Tax Cost   Appreciation   Depreciation    (Depreciation)
----         ------------   ------------   ------------    --------------
IPT-Growth   $  9,925,949   $    503,297   $ (1,122,805)   $     (619,508)
IPT-LCG        45,812,033      1,906,070     (4,076,869)       (2,170,799)
IPT-SCG        64,459,680     13,219,493     (5,152,363)        8,067,130
IPT-NGF         2,667,143        126,119       (548,742)         (422,623)
IPT-Intl        5,976,048        643,611       (828,717)         (185,106)

Forward Contracts and Futures

Each Fund may hold certain types of forward foreign currency exchange contracts and/or futures contracts (except for IPT-intl, which may only hold forward foreign currency exchange contracts) for the purpose of hedging each portfolio against exposure to market fluctuations. The use of such instruments may involve certain risks as a result of unanticipated movements in the market, a lack of correlation between the value of such instruments and the assets being hedged, or unexpected adverse price movements. In addition, there can be no assurance that a liquid secondary market will exist for the instrument. Upon entering a futures contract, a Fund deposits and maintains as collateral such initial margin as may be required by the exchanges on which the transaction is effected. Pursuant to the contracts, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Realized and unrealized gains or losses on forward foreign currency contracts are included in Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations.

Securities Lending

Under an agreement with State Street, IPT-SCG has the ability to lend securities to brokers, dealers and other authorized financial institutions. Loans of portfolio securities are collateralized by cash remitted from the borrower of such securities in an amount equal to at least 102% of the market value of the loaned securities at the time the loan is made. The cash collateral received is invested in a money market fund and is evaluated daily to ensure that its market value exceeds the current market value of the loaned securities. Income generated by such investment, net of any rebates paid to the borrower, is split among the Fund and State Street, as lending agent.

Repurchase Agreements

Repurchase agreements held by a Fund are fully collateralized by U.S. government or government agency securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                             Financial Statements and Notes                   33

                             Berger IPT Funds o June 30, 2001 Semi-Annual Report

--------------------------------------------------------------------------------

Concentration of Risk

The Funds may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statements of Operations includes fluctuations from currency exchange rates and fluctuations in market value.

Federal Income Taxes

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Dividends received by shareholders of the Funds which are derived from foreign source income and foreign taxes paid by the Funds are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Funds.

The Funds distribute net realized capital gains, if any, to their shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses, foreign currency transactions, premium amortization on debt securities, and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in-capital.

At June 30, 2001, IPT-Growth, IPT-LCG and IPT-NGF had net capital loss carryovers in the amount of $111,505, $531,354 and $74,266, respectively, which expire in the year 2008. The capital loss carryovers may be used to offset future realized capital gains for federal income tax purposes.

During the year ended December 31, 2000, IPT-Growth, IPT-LCG, IPT-SCG and IPT-NGF incurred and elected to defer post-October 31 net capital and/or currency losses amounting to $208,425, $1,519,642, $2,407,190, and $222,956, respectively, to the year ended December 31, 2001.

4.  Line of Credit

The Funds are party to an ongoing agreement with State Street that allows the funds managed by Berger, collectively, to borrow up to $100 million, subject to certain conditions, for temporary or emergency purposes. Interest, based on the Federal Funds Rate, is charged to the specific party that executes the borrowing. In addition, the unsecured line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. No Fund had line of credit borrowings outstanding at June 30, 2001.

5.  Other Matters

Effective March 1, 2001, the independent trustees appointed Albert C. Yates trustee of the Trust. Also effective March 1, 2001, Louis R. Bindner retired as a trustee of the Trust. The current trustees of the Funds are Michael Owen, Jack
R. Thompson, Dennis E. Baldwin, Katherine A. Cattanach, Paul R. Knapp, Harry T. Lewis, Jr., William Sinclaire and Albert C. Yates.

34

Berger IPT Funds o June 30, 2001 Semi-Annual Report

Financial
Highlights
--------------------------------------------------------------------------------

Berger IPT-Growth Fund
For a Share Outstanding Throughout the Period

                                                              Six Months Ended          Years Ended December 31,
                                                                June 30, 2001        ------------------------------
                                                                 (Unaudited)             2000              1999
                                                              ----------------       ------------      ------------
Net asset value, beginning of period                          $          15.32       $      19.22      $      12.89
                                                              ----------------       ------------      ------------
From investment operations
      Net investment income (loss)                                       (0.03)             (0.00)(5)            --
      Net realized and unrealized gains (losses) from
        investments and foreign currency transactions                    (3.36)             (3.37)             6.33
                                                              ----------------       ------------      ------------
Total from investment operations                                         (3.39)             (3.37)             6.33
                                                              ----------------       ------------      ------------
Less dividends and distributions
      Dividends (from net investment income)                                --                 --             (0.00)(5)
      Distributions (from net realized gains on investments)                --              (0.01)               --
      Distributions (in excess of net realized gains
       on investments)                                                      --              (0.52)               --
                                                              ----------------       ------------      ------------
Total dividends and distributions                                           --              (0.53)               --
                                                              ----------------       ------------      ------------
Net asset value, end of period                                $          11.93       $      15.32      $      19.22
                                                              ----------------       ------------      ------------
Total Return(2)                                                         (22.13)%           (17.51)%           49.13%
                                                              ----------------       ------------      ------------

Ratios/Supplemental Data:
      Net assets, end of period                               $      9,317,491       $ 11,730,432      $  6,665,664
      Net expense ratio to average net assets(3)                          1.00%(4)           1.00%             1.00%
      Ratio of net investment income (loss)
         to average net assets                                           (0.41)%(4)         (0.48)%           (0.05)%
      Gross expense ratio to average net assets                           1.22%(4)           1.30%             2.19%
      Portfolio turnover rate(2)                                            76%                80%              231%

                                                                            Years Ended December 31,
                                                                  --------------------------------------------
                                                                      1998            1997           1996(1)
                                                                  ------------    ------------    ------------
Net asset value, beginning of period                              $      11.11    $      10.39    $      10.00
                                                                  ------------    ------------    ------------
From investment operations
      Net investment income (loss)                                        0.02            0.01            0.03
      Net realized and unrealized gains (losses) from
        investments and foreign currency transactions                     1.79            1.39            0.36
                                                                  ------------    ------------    ------------
Total from investment operations                                          1.81            1.40            0.39
                                                                  ------------    ------------    ------------
Less dividends and distributions
      Dividends (from net investment income)                             (0.02)          (0.04)             --
      Distributions (from net realized gains on investments)                --           (0.64)             --
      Distributions (in excess of net realized gains
       on investments)                                                   (0.01)             --              --
                                                                  ------------    ------------    ------------
Total dividends and distributions                                        (0.03)          (0.68)             --
                                                                  ------------    ------------    ------------
Net asset value, end of period                                    $      12.89    $      11.11    $      10.39
                                                                  ------------    ------------    ------------
Total Return(2)                                                          16.29%          13.76%           3.90%
                                                                  ------------    ------------    ------------

Ratios/Supplemental Data:
      Net assets, end of period                                   $  3,710,109    $  1,233,892    $    331,296
      Net expense ratio to average net assets(3)                          1.00%           1.00%           1.00%(4)
      Ratio of net investment income (loss)
         to average net assets                                            0.29%           0.51%           0.50%(4)
      Gross expense ratio to average net assets                           2.88%           9.18%           7.69%(4)
      Portfolio turnover rate(2)                                           258%            246%             56%

(1) For the period from May 1, 1996 (commencement of investment operations) to December 31, 1996.

(2) Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(4) Annualized.

(5) Amount represents less than $0.01 per share.

See notes to financial statements.

                             Financial Highlights                             35

                             Berger IPT Funds o June 30, 2001 Semi-Annual Report

--------------------------------------------------------------------------------

Berger IPT-Large Cap Growth Fund
For a Share Outstanding Throughout the Period

                                                             Six Months Ended                   Years Ended December 31,
                                                               June 30, 2001        -----------------------------------------------
                                                                (Unaudited)             2000            1999           1998
                                                             ----------------       ------------    ------------   ------------
Net asset value, beginning of period                         $          22.98       $      26.45    $      16.63   $      13.39
                                                             ----------------       ------------    ------------   ------------
From investment operations
      Net investment income                                              0.07               0.05            0.02           0.10
      Net realized and unrealized gains (losses) from
        investments and foreign currency transactions                   (3.74)             (2.90)           9.80           3.25
                                                             ----------------       ------------    ------------   ------------
Total from investment operations                                        (3.67)             (2.85)           9.82           3.35
                                                             ----------------       ------------    ------------   ------------
Less dividends and distributions
     Dividends (from net investment income)                                --                 --              --          (0.11)(5)
     Distributions (from net realized gains on investments)                --                 --              --             --
     Distributions (in excess of net realized gains
        on investments)                                                    --              (0.62)             --             --
                                                             ----------------       ------------    ------------   ------------
Total dividends and distributions                                          --              (0.62)             --          (0.11)
                                                             ----------------       ------------    ------------   ------------
Net asset value, end of period                               $          19.31       $      22.98    $      26.45   $      16.63
                                                             ----------------       ------------    ------------   ------------
Total Return(2)                                                        (16.01)%           (10.75)%         59.05%         25.03%
                                                             ----------------       ------------    ------------   ------------

Ratios/Supplemental Data:
      Net assets, end of period                              $     43,179,928       $ 56,018,925    $ 24,871,949   $  9,084,022
      Net expense ratio to average net assets(3)                         0.93%(4)           0.90%           1.00%          1.00%
      Ratio of net investment income (loss)
         to average net assets                                           0.61%(4)           0.38%           0.10%          1.10%
      Gross expense ratio to average net assets                          0.93%(4)           0.90%           1.19%          1.99%
      Portfolio turnover rate(2)                                           62%                64%            149%           426%

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                      1997          1996(1)
                                                                  ------------    ------------
Net asset value, beginning of period                              $      11.14    $      10.00
                                                                  ------------    ------------
From investment operations
      Net investment income                                               0.01            0.10
      Net realized and unrealized gains (losses) from
        investments and foreign currency transactions                     2.75            1.04
                                                                  ------------    ------------
Total from investment operations                                          2.76            1.14
                                                                  ------------    ------------
Less dividends and distributions
     Dividends (from net investment income)                              (0.10)             --
     Distributions (from net realized gains on investments)              (0.39)             --
     Distributions (in excess of net realized gains
        on investments)                                                  (0.02)             --
                                                                  ------------    ------------
Total dividends and distributions                                        (0.51)             --
                                                                  ------------    ------------
Net asset value, end of period                                    $      13.39    $      11.14
                                                                  ------------    ------------
Total Return(2)                                                          24.99%          11.40%
                                                                  ------------    ------------

Ratios/Supplemental Data:
      Net assets, end of period                                   $  1,501,118    $    344,373
      Net expense ratio to average net assets(3)                          1.00%           1.00%(4)
      Ratio of net investment income (loss)
         to average net assets                                            1.39%           1.80%(4)
      Gross expense ratio to average net assets                           9.62%           7.70%(4)
      Portfolio turnover rate(2)                                           215%             60%

(1) For the period from May 1, 1996 (commencement of investment operations) to December 31, 1996.

(2) Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(4) Annualized.

(5) Distributions in excess of net investment income for the year ended December 31, 1998 amounted to less than $0.01 per share.

See notes to financial statements.

36

Berger IPT Funds o June 30, 2001 Semi-Annual Report

Financial
Highlights
--------------------------------------------------------------------------------

Berger IPT-Small Company Growth Fund
For a Share Outstanding Throughout the Period

                                                       Six Months Ended                  Years Ended December 31,
                                                         June 30, 2001        --------------------------------------------
                                                          (Unaudited)             2000            1999            1998
                                                       ----------------       ------------    ------------    ------------
Net asset value, beginning of period                   $          21.61       $      23.51    $      12.28    $      12.06
                                                       ----------------       ------------    ------------    ------------
From investment operations
      Net investment income                                       (0.06)                --              --              --
      Net realized and unrealized gains (losses) from
        investments and foreign currency transactions             (3.35)             (1.56)          11.23            0.23
                                                       ----------------       ------------    ------------    ------------
Total from investment operations                                  (3.41)             (1.56)          11.23            0.23
                                                       ----------------       ------------    ------------    ------------
Less dividends and distributions
      Dividends (in excess of net investment income)                 --                 --              --           (0.01)
      Distributions (in excess of net realized gains
        on investments)                                              --              (0.34)             --              --
                                                       ----------------       ------------    ------------    ------------
Total dividends and distributions                                    --              (0.34)             --           (0.01)
                                                       ----------------       ------------    ------------    ------------
Net asset value, end of period                         $          18.20       $      21.61    $      23.51    $      12.28
                                                       ----------------       ------------    ------------    ------------
Total Return(2)                                                  (15.87)%            (6.55)%         91.45%           1.87%
                                                       ----------------       ------------    ------------    ------------

Ratios/Supplemental Data:
      Net assets, end of period                        $     71,354,937       $ 83,482,960    $ 41,334,809    $  9,858,303
      Net expense ratio to average net assets(3)                   0.99%(4)           0.98%           1.15%           1.15%
      Ratio of net investment income (loss)
         to average net assets                                    (0.63)%(4)         (0.16)%         (0.56)%         (0.11)%
      Gross expense ratio to average net assets                    0.99%(4)           0.98%           1.53%           2.19%
      Portfolio turnover rate(2)                                     82%               111%            179%            147%

                                                              Years Ended December 31,
                                                            -----------------------------
                                                                1997            1996(1)
                                                            ------------     ------------
Net asset value, beginning of period                        $       9.95     $      10.00
                                                            ------------     ------------
From investment operations
      Net investment income                                         0.00(5)          0.01
      Net realized and unrealized gains (losses) from
        investments and foreign currency transactions               2.11            (0.06)
                                                            ------------     ------------
Total from investment operations                                    2.11            (0.05)
                                                            ------------     ------------
Less dividends and distributions
      Dividends (in excess of net investment income)                  --               --
      Distributions (in excess of net realized gains
        on investments)                                               --               --
                                                            ------------     ------------
Total dividends and distributions                                     --               --
                                                            ------------     ------------
Net asset value, end of period                              $      12.06     $       9.95
                                                            ------------     ------------
Total Return(2)                                                    21.21%           (0.50)%
                                                            ------------     ------------

Ratios/Supplemental Data:
      Net assets, end of period                             $  2,719,559     $    291,362
      Net expense ratio to average net assets(3)                    1.15%            1.15%(4)
      Ratio of net investment income (loss)
         to average net assets                                      0.05%            0.14%(4)
      Gross expense ratio to average net assets                     5.81%            8.57%(4)
      Portfolio turnover rate(2)                                     194%              80%

(1) For the period from May 1, 1996 (commencement of investment operations) to December 31, 1996.

(2) Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(4) Annualized.

(5) Amount represents less than $0.01 per share.

See notes to financial statements.

                             Financial Highlights                             37

                             Berger IPT Funds o June 30, 2001 Semi-Annual Report

--------------------------------------------------------------------------------

Berger IPT-New Generation Fund
For a Share Outstanding Throughout the Period

                                                                    Six Months Ended
                                                                      June 30, 2001              Year Ended
                                                                       (Unaudited)          December 31, 2000(1)
                                                                    ----------------        --------------------
Net asset value, beginning of period                                $           5.92        $              10.00
                                                                    ----------------        --------------------
From investment operations
     Net investment income (loss)                                              (0.02)                         --
     Net realized and unrealized losses from
       investments and foreign currency transactions                           (1.79)                      (4.08)
                                                                    ----------------        --------------------
Total from investment operations                                               (1.81)                      (4.08)
                                                                    ----------------        --------------------
Net asset value, end of period                                      $           4.11        $               5.92
                                                                    ----------------        --------------------
Total Return(2)                                                               (30.57)%                    (40.80)%
                                                                    ----------------        --------------------

Ratios/Supplemental Data:
      Net assets, end of period                                     $      2,325,132        $          2,461,761
      Net expense ratio to average net assets(3)                                1.15%(4)                    1.15%(4)
      Ratio of net investment income (loss) to average net assets              (0.79)%(4)                  (0.69)%(4)
      Gross expense ratio to average net assets                                 3.07%(4)                    3.52%(4)
      Portfolio turnover rate(2)                                                 126%                        123%

(1) For the period from May 1, 2000 (commencement of investment operations) to December 31, 2000.

(2) Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(4) Annualized.

See notes to financial statements.

38

Berger IPT Funds o June 30, 2001 Semi-Annual Report

Financial
Highlights
--------------------------------------------------------------------------------

Berger IPT-International Fund
For a Share Outstanding Throughout the Period

                                                        Six Months Ended                 Years Ended December 31,
                                                          June 30, 2001        --------------------------------------------
                                                           (Unaudited)             2000            1999            1998
                                                        ----------------       ------------    ------------    ------------
Net asset value, beginning of period                    $          13.10       $      14.63    $      11.21    $       9.79
                                                        ----------------       ------------    ------------    ------------
From investment operations
      Net investment income                                         0.19               0.10            0.03            0.08
      Net realized and unrealized gains (losses) from
         investments and foreign currency transactions             (2.00)             (1.59)           3.47            1.50
                                                        ----------------       ------------    ------------    ------------
Total from investment operations                                   (1.81)             (1.49)           3.50            1.58
                                                        ----------------       ------------    ------------    ------------
Less dividends and distributions
      Dividends (from net investment income)                          --              (0.04)          (0.08)          (0.14)
      Distributions (in excess of net realized gains
        on investments)                                               --                 --              --           (0.02)
                                                        ----------------       ------------    ------------    ------------
Total dividends and distributions                                     --              (0.04)          (0.08)          (0.16)
                                                        ----------------       ------------    ------------    ------------
Net asset value, end of period                          $          11.29       $      13.10    $      14.63    $      11.21
                                                        ----------------       ------------    ------------    ------------
Total Return(2)                                                   (13.89)%           (10.18)%         31.24%          16.13%
                                                        ----------------       ------------    ------------    ------------

Ratios/Supplemental Data:
      Net assets, end of period                         $      5,875,694       $  6,711,147    $  6,122,261    $  5,430,076
      Net expense ratio to average net assets(3)                    1.20%(4)           1.20%           1.20%           1.20%
      Ratio of net investment income (loss)
         to average net assets                                      3.35%(4)           0.55%           0.51%           2.85%
      Gross expense ratio to average net assets                     1.93%(4)           2.14%           2.46%           2.85%
      Portfolio turnover rate(2)                                       6%                35%             26%             20%

                                                                    Years Ended December 31,
                                                                    ------------------------
                                                                             1997(1)
                                                                          ------------
Net asset value, beginning of period                                      $      10.00
                                                                          ------------
From investment operations
      Net investment income                                                       0.05
      Net realized and unrealized gains (losses) from
         investments and foreign currency transactions                           (0.26)
                                                                          ------------
Total from investment operations                                                 (0.21)
                                                                          ------------
Less dividends and distributions
      Dividends (from net investment income)                                        --
      Distributions (in excess of net realized gains
        on investments)                                                             --
                                                                          ------------
Total dividends and distributions                                                   --
                                                                          ------------
Net asset value, end of period                                            $       9.79
                                                                          ------------
Total Return(2)                                                                  (2.10)%
                                                                          ------------

Ratios/Supplemental Data:
      Net assets, end of period                                           $  2,705,831
      Net expense ratio to average net assets(3)                                  1.20%(4)
      Ratio of net investment income (loss)
         to average net assets                                                    0.86%(4)
      Gross expense ratio to average net assets                                   3.83%(4)
      Portfolio turnover rate(2)                                                    14%

(1) For the period from May 1, 1997 (commencement of investment operations) to December 31, 1997.

(2) Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(4) Annualized.

See notes to financial statements.

[BERGER FUNDS LOGO]



                                                                           IPTSA